JUNE 30, 2002

                            SEMI-ANNUAL
                          REPORT

THE BURNHAM FAMILY OF FUNDS
[GRAPHIC OMITTED] BRACKET ART

                   Burnham Fund

  Burnham Dow 30SM Focused Fund

Burnham Financial Services Fund

      Burnham Money Market Fund

          Burnham U.S. Treasury
              Money Market Fund


                                                               [GRAPHIC OMITTED]
                                                                BURNHAM LOGO ART

[BEGIN SIDEBAR]
[PHOTO OMITTED]
J. BURNHAM PIC


BURNHAM NEWS
--------------------------------------------------------------------------------
         AND VIEWS

Burnham Investors Trust proudly marked the important third-year anniversary as a fund family in June 2002. When the milestone anniversary is reached, funds are officially ranked by agencies.

This was a difficult period for equity funds, but each fund outperformed its peer group and benchmark, and finished within the top 25% of its category during the report period.

Burnham Financial Services was awarded a five-star rating by Morningstar Inc. Portfolio Manager Anton Schutz continues to receive attention for his expertise in the diversified financial services industry . He was interviewed in the July 8, 2002 edition of Barrons. Reprints of this, and other articles, may be downloaded from our website, www.burnhamfunds.com.

The Dow 30SM Focused Fund, a large-cap value fund, which outperformed its benchmark, the DJIA, and the S&P 500 ranked among the top 23% of comparable funds.

Burnham Fund also outperformed its benchmark, the S&P 500, and ended the period in the top 21% of the large-cap blend category. I continue my guest appearances on CNBC and CNN to offer market insights.

We are sad to report to you that my father, our esteemed co-founder, and honorary chairman, I.W. Burnham, II, and our beloved mentor and friend passed away suddenly and peacefully on June 24 in Norfolk, Virginia at the age of 93. Throughout his life he was a visionary, and during his enviable career in the financial services industry he was a model of integrity. The trust of his clients, friends and employees was foremost in his mind. He always contemplated politics, the markets, and how best to face them. We will always remember his last memo to us on June 17, and would like to share his thoughts with you:

  ...Anyone who is 93 years old and has seen as much as I have is more likely to be less depressed than others.... It is always darkest before the dawn. The only thing is it is possible that it may stay darker longer than we expect. I have been cautious and still am, but there are lots of stocks that are starting to look very cheap to me. These will create opportunities for our clients. It is time to look for the bargains.

With thanks and appreciation,

/S/ SIGNATURE
JON BURNHAM
Chairman and CEO
[END SIDEBAR]


THE FIRST HALF IN
            REVIEW
---------------------

Investors have struggled with the bear since the dawn of the millennium, in a seemingly unrelenting spiral of negative news. 2002 began with glimmers of hope
- economic data indicated that the US was staging a nascent recovery from a capital spending-led recession that began in Q1 2001 and peaked after the atrocities of September 11th. However, shaky investor confidence crumbled as business conditions continued to deteriorate and accounting scandals and irregularities mounted; equity prices caved in response. Investor focus is now on August 14th - the critical day by which CEOs of the top 1000 public companies (based on revenues) must file sworn statements with the SEC that reported financial statements are correct and to the law.

This year's corporate-malfeasance scandals are certain to be politicized during the upcoming elections, and may indeed prove to be a defining issue for years to come. The evaporation of capital caused by burst of the internet/telecom bubble, followed by the sharp contraction of IT and other corporate spending, has depressed revenue and earnings of leading corporations. Managers are reluctant to opine as to when, or if, conditions will improve. The War on Terrorism, declared post 2001's tax reform, has ushered in a period of deficit spending, as the country heightens security domestically to prevent possible attacks, and finances military action overseas. The dollar has weakened, which dampens returns for foreign investors, and oil prices are higher, as traders contemplate war against Iraq.


                               [GRAPHIC OMITTED]
                                 ARROWHEAD ART

                                     -25.0%
                                     NASDAQ

                               [GRAPHIC OMITTED]
                                 ARROWHEAD ART

                                     -13.2%
                                     S&P 500

                               [GRAPHIC OMITTED]
                                 ARROWHEAD ART

                                      -6.9%
                                      DJIA

o The US economy is growing but decelerating, and there is increased risk of a "double dip" recession. First half GDP data indicate 2001's decline was more protracted and 2002's recovery more tepid than originally reported.

o Congress passed the Sarbanes-Oxley Act of 2002, which attempts to deter corporate malfeasance. The law imposes stiff criminal penalties for corporate accounting fraud and corruption, and establishes an accounting oversight board. The regulation also changes securities research practices to ensure objectivity, enhances the code of ethics for officers and directors, and increases the SEC budget for investigating white collar crime. President Bush signed the legislation before the August recess.

o Equity prices rose briefly in the early part of 2002, but declined for the period. The DJIA was off 6.9%, the S&P 500 lost 13.2%. The best performing sectors were materials, consumer staples and energy; the worst were telecom, information technology and health care. Bonds fared better; the Lehman Bros. Aggregate Bond Index was up 3.8%.

GROSS DOMESTIC PRODUCT
 % CHANGE FROM PRECEDING PERIOD

                   Q1 2001   -0.6%

                   Q2 2001   -1.6%

                   Q3 2001   -0.3%

                   Q4 2001    2.7%

                   Q1 2002    5.0%

                   Q2 2002    1.1%


SOURCE: BUREAU OF ECONOMIC ANALYSIS: QUARTERS SEASONALLY ADJUSTED AT ANNUAL RATES. (JULY 2002)


PRICE CHANGES - UNADJUSTED 12-MONTHS ENDED JUNE-02
 SELECTED COMPONENTS OF URBAN CPI


Energy                    -11.1%

Transportation             -3.1%

Apparel                    -2.9%

Education & Communication   2.4%

Medical Care                4.5%

Other Goods and Services    4.7%


SOURCE: BUREAU OF LABOR STATISTICS, JULY 2002.

2  REVIEW

S&P 500: BEST AND WORST SECTORS, FOR 6 MONTHS ENDED JUNE 30, 2002


Telecom Services        -36.0%

Information Technology  -31.6%

Health Care             -17.2%

Energy                    3.0%

Consumer Staples          4.6%

Materials                 7.5%


o The dollar weakened against major currencies, causing concern that foreign investors would withdraw capital from dollar-backed securities.
  Commodity-based businesses and multinational companies with significant percentage of sales overseas may benefit from a lower dollar as their products become more competitive vs. local currencies, and are converted into more dollars.

o The Federal Reserve remained neutral during the period. Fed funds target remained at 1.75%, triple-A corporate bonds yielded 6.6% and conventional 30-year mortgages, 6.7%. Some analysts believe that rates may decline in latter 2002. The negative wealth effect from falling equity prices has raised the possibility that consumer spending may decline and slow the economy further.

o Oil prices at the end of the period were $26.50 per barrel, level with last year, but significantly higher than January. Economic weakness has caused inventory overhang, but traders impute a premium in price due to the possibility of war with Iraq and instability in the Middle East.


LOOKING AHEAD

The United States economy, in general terms, has begun to recover from a recession in 2001. The main question we all face at this time is whether this recovery will be sustainable, in the face of so many hurdles we have encountered over the last six months.

For three years we have expressed our worries about the effect Y2K had on the technology and telecom sectors, and the detrimental effects from overcapitalization and sudden loss of revenue. We are now dealing with the secular effects of overcapacity, sharply reduced corporate IT and general spending and the write-downs of lost capital spent to build up networks that are not only underutilized but also under pricing pressure.

The consumer sector has been the pillar of strength in this economy, as low interest rates and tax reform gave them the ability to continue purchases, in part from increased leverage and reduced savings. Retail sales have been steady, particularly in the areas of home investment and hard goods. We are concerned that the reverse wealth effect from equity deflation will cause consumers to retrench, and possibly cause the economy to slip in the third and fourth quarters of 2002.

The threat of action against Iraq, plans of which have been leaked to the public, also cause concern. Unlike our retaliatory, defensive operations in Afghanistan, which was supported by their oppressed people and had global support, an offensive move against Iraq could be arduous and controversial. Oil prices have risen in recent weeks, reflecting this uncertainty. Our analyst believes that oil prices will remain in the current range of $23 to $28, with demand in the U.S. picking up in 2003. We continue to watch geopolitical events, particularly in the Middle East and Pakistan and of course, terrorism on our shores and that of our allies.

The dollar has been weak in the first half of the year as foreigners have sold our capital markets. Trade has reached highs of imbalance as consumers have favored imported goods, primarily automobiles. Currency weakness may improve earnings for multinational corporations (pharmaceutical, tech, beverage, household products) as overseas revenue is translated into more dollars. It also makes our commodity goods (steel, chemicals, paper and lumber) more attractively priced against those manufactured in countries with stronger currencies. Earnings for these multinational and cyclical companies may increase comparatively sooner than purely domestic concerns.

The House and Senate agreed on a corporate accounting and reform bill, which was signed by the President before the August recess. This, combined with the August 14th deadline, and more aggressive prosecution of executives who perpetrate corporate fraud should be the first steps in restoring public trust, appeasing investors and cooling the crisis.

Over the course of the second half of 2002, we believe investors will attempt to winnow out companies that are forthright in their reports, begin expensing employee stock options, buy back their stock, and meet or exceed estimates based on conservative accounting standards. Since few companies project improvement in their markets, the earnings will speak for themselves. We believe that the reliability of reported earnings will improve, and from that basis investors can rebuild from these depressed levels. Investors will pay attention to traditional benchmarks: reliable dividend streams, earnings growth at a reasonable price (as opposed to momentum), all in a spirit of risk-aversion.


[BEGIN SIDEBAR]
    THE FUNDS
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
ARROWHEAD ART

    BURNHAM FUND
 -10.77%   CLASS A
 -11.06%   CLASS B

    The Burnham Fund outperformed its peer group and index during the period.

    PERFORMANCE AND DISCUSSION        4
    PORTFOLIO AND FINANCIALS         17

    -----------------------------------

[GRAPHIC OMITTED]
ARROWHEAD ART

    BURNHAM DOW 30SM
    FOCUSED FUND

  -5.27%

    The Fund outperformed the DJIA and its peer group during the period.

    PERFORMANCE AND DISCUSSION        6
    PORTFOLIO AND FINANCIALS         23

    -----------------------------------

[GRAPHIC OMITTED]
ARROWHEAD ART

    BURNHAM FINANCIAL
    SERVICES FUND

 +13.80%   CLASS A
 +13.28%   CLASS B

    Once again the top performer in the sector, and awarded 5-stars by Morningstar.

    PERFORMANCE AND DISCUSSION        8
    PORTFOLIO AND FINANCIALS         27

    -----------------------------------

[GRAPHIC OMITTED]
ARROWHEAD ART

    BURNHAM MONEY
    MARKET FUND

  +0.54%

    The Fund invested in maturities six months or shorter.

    PERFORMANCE AND DISCUSSION       10
    PORTFOLIO AND FINANCIALS         33

    -----------------------------------

[GRAPHIC OMITTED]
ARROWHEAD ART

    BURNHAM U.S. TREASURY MONEY MARKET FUND

  +0.57%

    Yield on U.S. Treasury notes fell as investors flocked to quality.

    PERFORMANCE AND DISCUSSION       12
    PORTFOLIO AND FINANCIALS         37

--------------------------------------------------------------------------------
[END SIDEBAR]
                                                                        REVIEW 3

----------------------------
              Burnham Fund
----------------------------

"When the markets stabilize we will be in a better position to review valuations and reinvest our cash accordingly."

[GRAPHIC OMITTED]
J. BURNHAM PIC

                                                                   /S/ SIGNATURE
                                                                     JON BURNHAM
                                                               Portfolio Manager



The Burnham Fund ended 2001 in a conservative position, and continued in that manner during the volatility and downward move of the first half of 2002. The fund was up 1.11% in the first quarter, and down 11.75% in the second, ending the six-month period down 10.77%. The fund outperformed both the S&P 500 by 2.38%, and its peer group (Morningstar Large-Cap Blend) by 1.80%.

o During the first six months of the year, the Fund was on balance a net seller of equities. We ended the period with 16% of assets in cash - our highest position since this manager's tenure began. We also added to our fixed income portfolio - combined bond and preferred stock amounted to 6.9% of the portfolio at period end. We have been reluctant to add substantially to our fixed income portfolio because we believe that we are approaching the end of the downward trend in interest rates, which are already at 40-year lows. When the markets stabilize, and the bulk of index-type redemptions has passed, we will be in a better position to review valuations and reinvest cash accordingly.

o We continue to maintain positions in defensive sectors where we believed earnings would be stable in weak economic conditions. We also preferred companies that are asset-rich, or could be sensitive to an improvement in economic fundamentals. Consequently, the fund stressed investments in Oil & Gas Refining (10%), Real Estate Investment Trusts (7%), Banks and Diversified Financial Services (11%), Technology (8%), and Food & Beverage (6%).

o The P/E compression of the last six months has caused us to focus on capital preservation for shareholders. In the past, we have used specific strategies to minimize taxable gains for shareholders when equity moves were reasonably contained. We have found it necessary to sell positions, even those we have held for many years at low cost, if we had a whiff of an adverse market event, either real or psychological.

o Analysts have discounted earnings to assume the worst-case scenario: options-expense dilution, negative accounting disclosures, continued weak business conditions, and geo-political risk (terrorism, Iraq). The markets continue to be volatile and sensitive to economic data and events. Investors would be encouraged by improving consumer confidence, steady retail sales, and the resumption of earnings growth, and we believe there is potential for recovery at current levels.

GROWTH OF $10,000 SINCE INCEPTION JUNE `75

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

6/16/75  10,000.00
Jun-75   10,385.00
Jul-75    9,853.00
Aug-75    9,514.00
Sep-75    9,175.00
Oct-75    9,673.00
Nov-75    9,911.00
Dec-75    9,792.00
Jan-76   10,928.00
Feb-76   10,998.00
Mar-76   11,171.00
Apr-76   11,206.00
May-76   11,137.00
Jun-76   11,670.00
Jul-76   11,517.00
Aug-76   11,434.00
Sep-76   11,693.00
Oct-76   11,386.00
Nov-76   11,527.00
Dec-76   12,130.00
Jan-77   11,700.00
Feb-77   11,437.00
Mar-77   11,485.00
Apr-77   11,615.00
May-77   11,340.00
Jun-77   11,854.00
Jul-77   11,766.00
Aug-77   11,546.00
Sep-77   11,485.00
Oct-77   11,229.00
Nov-77   11,716.00
Dec-77   11,656.00
Jan-78   11,158.00
Feb-78   11,070.00
Mar-78   11,407.00
Apr-78   12,229.00
May-78   12,491.00
Jun-78   12,379.00
Jul-78   13,556.00
Aug-78   13,899.00
Sep-78   13,682.00
Oct-78   12,396.00
Nov-78   12,808.00
Dec-78   13,167.00
Jan-79   13,684.00
Feb-79   13,346.00
Mar-79   13,932.00
Apr-79   14,065.00
May-79   13,947.00
Jun-79   14,487.00
Jul-79   14,945.00
Aug-79   15,796.00
Sep-79   16,010.00
Oct-79   14,985.00
Nov-79   15,968.00
Dec-79   16,265.00
Jan-80   17,758.00
Feb-80   17,622.00
Mar-80   15,526.00
Apr-80   16,286.00
May-80   17,277.00
Jun-80   17,829.00
Jul-80   18,641.00
Aug-80   19,143.00
Sep-80   19,798.00
Oct-80   20,594.00
Nov-80   22,509.00
Dec-80   21,777.00
Jan-81   21,074.00
Feb-81   21,202.00
Mar-81   22,273.00
Apr-81   22,177.00
May-81   22,741.00
Jun-81   22,193.00
Jul-81   21,658.00
Aug-81   20,551.00
Sep-81   19,647.00
Oct-81   20,953.00
Nov-81   21,766.00
Dec-81   21,220.00
Jan-82   20,904.00
Feb-82   20,375.00
Mar-82   20,375.00
Apr-82   21,047.00
May-82   20,740.00
Jun-82   20,464.00
Jul-82   20,188.00
Aug-82   22,122.00
Sep-82   22,325.00
Oct-82   24,649.00
Nov-82   25,502.00
Dec-82   25,928.00
Jan-83   26,532.00
Feb-83   27,129.00
Mar-83   27,563.00
Apr-83   29,090.00
May-83   28,910.00
Jun-83   29,595.00
Jul-83   28,701.00
Aug-83   28,750.00
Sep-83   29,262.00
Oct-83   28,899.00
Nov-83   29,500.00
Dec-83   29,067.00
Jan-84   28,898.00
Feb-84   28,077.00
Mar-84   28,145.00
Apr-84   28,536.00
May-84   27,394.00
Jun-84   28,241.00
Jul-84   28,343.00
Aug-84   30,463.00
Sep-84   30,463.00
Oct-84   30,776.00
Nov-84   30,724.00
Dec-84   31,166.00
Jan-85   33,027.00
Feb-85   33,209.00
Mar-85   33,481.00
Apr-85   33,625.00
May-85   35,844.00
Jun-85   36,579.00
Jul-85   36,173.00
Aug-85   36,285.00
Sep-85   35,897.00
Oct-85   37,473.00
Nov-85   39,481.00
Dec-85   41,191.00
Jan-86   41,426.00
Feb-86   44,533.00
Mar-86   46,888.00
Apr-86   46,720.00
May-86   48,822.00
Jun-86   50,145.00
Jul-86   48,716.00
Aug-86   50,708.00
Sep-86   47,103.00
Oct-86   49,665.00
Nov-86   50,564.00
Dec-86   50,170.00
Jan-87   54,354.00
Feb-87   56,170.00
Mar-87   56,860.00
Apr-87   55,990.00
May-87   56,567.00
Jun-87   58,903.00
Jul-87   60,423.00
Aug-87   61,493.00
Sep-87   60,619.00
Oct-87   53,515.00
Nov-87   51,604.00
Dec-87   53,524.00
Jan-88   55,413.00
Feb-88   57,209.00
Mar-88   56,242.00
Apr-88   56,264.00
May-88   56,377.00
Jun-88   57,606.00
Jul-88   58,090.00
Aug-88   57,468.00
Sep-88   58,486.00
Oct-88   59,825.00
Nov-88   59,568.00
Dec-88   59,883.00
Jan-89   62,626.00
Feb-89   62,357.00
Mar-89   63,167.00
Apr-89   65,170.00
May-89   66,812.00
Jun-89   66,632.00
Jul-89   69,870.00
Aug-89   70,974.00
Sep-89   70,484.00
Oct-89   69,970.00
Nov-89   71,089.00
Dec-89   73,520.00
Jan-90   70,175.00
Feb-90   70,280.00
Mar-90   71,004.00
Apr-90   69,144.00
May-90   72,539.00
Jun-90   72,256.00
Jul-90   72,863.00
Aug-90   69,839.00
Sep-90   69,518.00
Oct-90   69,907.00
Nov-90   71,459.00
Dec-90   72,217.00
Jan-91   72,614.00
Feb-91   75,301.00
Mar-91   76,332.00
Apr-91   76,439.00
May-91   78,044.00
Jun-91   75,695.00
Jul-91   77,731.00
Aug-91   79,325.00
Sep-91   79,515.00
Oct-91   81,280.00
Nov-91   79,354.00
Dec-91   85,195.00
Jan-92   85,595.00
Feb-92   86,673.00
Mar-92   84,030.00
Apr-92   85,753.00
May-92   85,384.00
Jun-92   84,086.00
Jul-92   87,416.00
Aug-92   87,127.00
Sep-92   88,077.00
Oct-92   87,619.00
Nov-92   89,836.00
Dec-92   91,758.00
Jan-93   91,602.00
Feb-93   93,453.00
Mar-93   94,864.00
Apr-93   93,801.00
May-93   95,724.00
Jun-93   96,930.00
Jul-93   97,560.00
Aug-93  100,595.00
Sep-93  101,228.00
Oct-93  100,995.00
Nov-93   9,8794.00
Dec-93  100,355.00
Jan-94  101,469.00
Feb-94   99,703.00
Mar-94   95,416.00
Apr-94   96,112.00
May-94   96,689.00
Jun-94   95,432.00
Jul-94   97,789.00
Aug-94  100,244.00
Sep-94   99,011.00
Oct-94  100,446.00
Nov-94   98,016.00
Dec-94   98,564.00
Jan-95  100,418.00
Feb-95  102,777.00
Mar-95  103,959.00
Apr-95  106,298.00
May-95  109,211.00
Jun-95  111,078.00
Jul-95  112,956.00
Aug-95  114,164.00
Sep-95  117,053.00
Oct-95  116,741.00
Nov-95  119,438.00
Dec-95  122,663.00
Jan-96  126,355.00
Feb-96  127,075.00
Mar-96  128,180.00
Apr-96  129,283.00
May-96  131,894.00
Jun-96  131,116.00
Jul-96  124,849.00
Aug-96  127,870.00
Sep-96  134,468.00
Oct-96  138,180.00
Nov-96  146,166.00
Dec-96  144,252.00
Jan-97  152,099.00
Feb-97  149,787.00
Mar-97  145,638.00
Apr-97  152,002.00
May-97  159,374.00
Jun-97  166,387.00
Jul-97  178,017.00
Aug-97  171,146.00
Sep-97  177,598.00
Oct-97  173,993.00
Nov-97  176,690.00
Dec-97  179,923.00
Jan-98  179,239.00
Feb-98  191,141.00
Mar-98  200,621.00
Apr-98  205,537.00
May-98  201,714.00
Jun-98  209,439.00
Jul-98  206,046.00
Aug-98  170,133.00
Sep-98  181,446.00
Oct-98  191,571.00
Nov-98  202,395.00
Dec-98  219,679.00
Jan-99  231,037.00
Feb-99  220,086.00
Mar-99  233,687.00
Apr-99  241,796.00
May-99  231,592.00
Jun-99  245,603.00
Jul-99  238,702.00
Aug-99  241,208.00
Sep-99  237,277.00
Oct-99  257,872.00
Nov-99  269,657.00
Dec-99  291,553.00
Jan-00  289,387.00
Feb-00  296,376.00
Mar-00  313,571.00
Apr-00  306,582.00
May-00  300,570.00
Jun-00  322,169.00
Jul-00  319,408.00
Aug-00  353,536.00
Sep-00  348,431.00
Oct-00  337,383.00
Nov-00  300,736.00
Dec-00  297,602.00
Jan-01  306,215.00
Feb-01  271,380.00
Mar-01  254,155.00
Apr-01  280,148.00
May-01  279,072.00
Jun-01  272,229.00
Jul-01  263,733.00
Aug-01  248,708.00
Sep-01  234,323.00
Oct-01  238,639.00
Nov-01  248,948.00
Dec-01  255,172.00
Jan-02  254,840.00
Feb-02  246,930.00
Mar-02  258,002.00
Apr-02  241,768.00
May-02  239,604.00
Jun-02  227,698.00 Annualized rate of return 12.23%

An investment in the Burnham Fund at its inception in 1975 would have grown by more than 2,177% by the end of the report period.

[BEGIN SIDEBAR]
---------------------
INVESTMENT FOCUS

                                 STYLE
---------------------------------------------------
MARKET CAP             VALUE     BLEND     GROWTH
---------------------------------------------------
LARGE                              O
---------------------------------------------------
MEDIUM
---------------------------------------------------
SMALL
---------------------------------------------------

TICKER SYMBOLS
Class A                        BURHX
Class B                        BURIX


PORTFOLIO MANAGER
Jon M. Burnham
Since 1995

--------------------------------------

MINIMUM INVESTMENT
Regular accounts              $1,000
IRAs                             $50

--------------------------------------

ASSET VALUES
Net assets, in millions      $146.49
Net asset value per share
Class A                       $27.35
Class B                       $27.74

--------------------------------------

MAXIMUM OFFERING PRICE
Class A                       $28.79

--------------------------------------

EXPENSE RATIOS
Annualized, after expense
recovery
Class A                        1.38%
Class B                        2.13%

--------------------------------------

INCEPTION
Class A                June 15, 1975
Class B             October 18, 1993




ALL DATA AS OF JUNE 30, 2002. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. CLASS A PERFORMANCE INFORMATION DOES NOT INCLUDE THE MAXIMUM 5% SALES CHARGE. CLASS B SHARES HAVE DIFFERENT COSTS AND THE GROWTH CHART DOES NOT REPRESENT THEIR PERFORMANCE. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS BEFORE INVESTING.
[END SIDEBAR]

4  BURNHAM FUND

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                     ASSET ALLOCATION (AS A % OF NET ASSETS)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Common stocks (net of call options written)    77%
Cash and cash equivalents                      16%
Convertible preferred stocks                    4%
Corporate and convertible bonds                 3%

[GRAPHIC OMITTED]
BRACKET ART
The fund seeks capital appreciation, mainly long-term. Income is generally of lesser importance.


TOP 10 INDUSTRIES - COMMON STOCK    % NET
(NET OF CALL OPTIONS WRITTEN)      ASSETS
-----------------------------------------
 Financial                         21.65%
-----------------------------------------
 Energy                            10.49%
-----------------------------------------
 Health Care                       10.39%
-----------------------------------------
 Consumer Staples                   8.44%
-----------------------------------------
 Services                           8.29%
-----------------------------------------
 Technology                         8.02%
-----------------------------------------
 Industrials                        5.44%
-----------------------------------------
 Consumer Discretionary             2.26%
-----------------------------------------
 Materials                          1.19%
-----------------------------------------
 Unit Investment Trusts             0.89%
                                   ------
-----------------------------------------
                                   77.06%
                                   ======
-----------------------------------------


TOP 10 COMMON STOCK HOLDINGS% NET
(NET OF CALL OPTIONS WRITTEN)      ASSETS
-----------------------------------------
 Exxon Mobil Corp.                  5.59%
-----------------------------------------
 Pfizer, Inc.                       4.78%
-----------------------------------------
 Citigroup Inc.                     3.97%
-----------------------------------------
 Microsoft Corp.                    2.99%
-----------------------------------------
 Verizon Communications Inc.        2.74%
-----------------------------------------
 American Express Co.               2.48%
-----------------------------------------
 PepsiCo Inc.                       2.47%
-----------------------------------------
 MetLife, Inc.                      2.46%
-----------------------------------------
 The Bank of New York Co., Inc.     2.30%
-----------------------------------------
 Oxford Health Plans, Inc.          2.22%
                                   ------
-----------------------------------------
                                   32.00%
                                   ======
-----------------------------------------


TOTAL RETURN+
--------------------------------------------------------------------------------

GROWTH OF $10,000 OVER TEN YEARS

                                GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     Burnham Fund          With             S&P 500
                 without sales charge   sales charge         Index*
                       $27,079            $25,725           $29,506
                 --------------------   ------------        -------
Jun-92                10,000.00           9,500.00         10,000.00
Jul-92                10,396.00           9,876.00         10,406.00
Aug-92                10,362.00           9,844.00         10,193.00
Sep-92                10,475.00           9,951.00         10,313.00
Oct-92                10,420.00           9,899.00         10,348.00
Nov-92                10,684.00          10,150.00         10,701.00
Dec-92                10,912.00          10,367.00         10,833.00
Jan-93                10,894.00          10,349.00         10,923.00
Mar-93                11,114.00          10,558.00         11,074.00
Apr-93                11,282.00          10,718.00         11,308.00
May-93                11,155.00          10,598.00         11,034.00
May-93                11,384.00          10,815.00         11,329.00
Jun-93                11,528.00          10,951.00         11,362.00
Jul-93                11,602.00          11,022.00         11,316.00
Aug-93                11,963.00          11,365.00         11,745.00
Sep-93                12,039.00          11,437.00         11,655.00
Oct-93                12,011.00          11,410.00         11,896.00
Nov-93                11,749.00          11,162.00         11,783.00
Dec-93                11,935.00          11,338.00         11,926.00
Jan-94                12,067.00          11,464.00         12,331.00
Mar-94                11,857.00          11,264.00         11,997.00
Apr-94                11,347.00          10,780.00         11,474.00
May-94                11,430.00          10,859.00         11,621.00
May-94                11,499.00          10,924.00         11,811.00
Jun-94                11,349.00          10,782.00         11,522.00
Jul-94                11,630.00          11,048.00         11,900.00
Aug-94                11,922.00          11,325.00         12,388.00
Sep-94                11,775.00          11,186.00         12,084.00
Oct-94                11,946.00          11,348.00         12,356.00
Nov-94                11,657.00          11,074.00         11,906.00
Dec-94                11,722.00          11,136.00         12,083.00
Jan-95                11,942.00          11,345.00         12,395.00
Mar-95                12,223.00          11,612.00         12,879.00
Apr-95                12,363.00          11,745.00         13,259.00
May-95                12,642.00          12,010.00         13,649.00
May-95                12,988.00          12,339.00         14,195.00
Jun-95                13,210.00          12,550.00         14,524.00
Jul-95                13,433.00          12,762.00         15,006.00
Aug-95                13,577.00          12,898.00         15,044.00
Sep-95                13,921.00          13,225.00         15,678.00
Oct-95                13,884.00          13,189.00         15,622.00
Nov-95                14,204.00          13,494.00         16,308.00
Dec-95                14,588.00          13,858.00         16,622.00
Jan-96                15,027.00          14,276.00         17,188.00
Feb-96                15,113.00          14,357.00         17,348.00
Mar-96                15,244.00          14,482.00         17,514.00
May-96                15,375.00          14,606.00         17,771.00
May-96                15,686.00          14,901.00         18,230.00
Jun-96                15,593.00          14,813.00         18,299.00
Jul-96                14,848.00          14,105.00         17,490.00
Aug-96                15,207.00          14,447.00         17,859.00
Sep-96                15,992.00          15,192.00         18,865.00
Oct-96                16,433.00          15,611.00         19,386.00
Nov-96                17,383.00          16,514.00         20,851.00
Dec-96                17,155.00          16,297.00         20,438.00
Jan-97                18,088.00          17,184.00         21,716.00
Feb-97                17,814.00          16,923.00         21,885.00
Mar-97                17,320.00          16,454.00         20,986.00
May-97                18,077.00          17,173.00         22,239.00
May-97                18,954.00          18,006.00         23,593.00
Jun-97                19,788.00          18,798.00         24,650.00
Jul-97                21,171.00          20,112.00         26,612.00
Aug-97                20,354.00          19,336.00         25,122.00
Sep-97                21,121.00          20,065.00         26,498.00
Oct-97                20,692.00          19,658.00         25,613.00
Nov-97                21,013.00          19,962.00         26,799.00
Dec-97                21,398.00          20,328.00         27,260.00
Jan-98                21,316.00          20,250.00         27,563.00
Feb-98                22,732.00          21,595.00         29,550.00
Mar-98                23,859.00          22,666.00         31,063.00
May-98                24,444.00          23,221.00         31,377.00
May-98                23,989.00          22,790.00         30,837.00
Jun-98                24,908.00          23,662.00         32,089.00
Jul-98                24,504.00          23,279.00         31,749.00
Aug-98                20,233.00          19,222.00         27,158.00
Sep-98                21,579.00          20,500.00         28,899.00
Oct-98                22,783.00          21,644.00         31,248.00
Nov-98                24,070.00          22,866.00         33,142.00
Dec-98                26,126.00          24,819.00         35,051.00
Jan-99                27,476.00          26,102.00         36,516.00
Feb-99                26,174.00          24,865.00         35,380.00
Mar-99                27,791.00          26,402.00         36,796.00
May-99                28,756.00          27,318.00         38,220.00
May-99                27,542.00          26,165.00         37,318.00
Jun-99                29,209.00          27,748.00         39,389.00
Jul-99                28,388.00          26,968.00         38,160.00
Aug-99                28,686.00          27,252.00         37,969.00
Sep-99                28,218.00          26,807.00         36,929.00
Oct-99                30,668.00          29,134.00         39,266.00
Nov-99                32,069.00          30,466.00         40,063.00
Dec-99                34,673.00          32,940.00         42,423.00
Jan-00                34,416.00          32,695.00         40,292.00
Feb-00                35,247.00          33,484.00         39,529.00
Mar-00                37,292.00          35,427.00         43,396.00
Apr-00                36,461.00          34,637.00         42,090.00
May-00                35,746.00          33,958.00         41,227.00
Jun-00                38,314.00          36,398.00         42,243.00
Jul-00                37,986.00          36,087.00         41,583.00
Aug-00                42,045.00          39,942.00         44,165.00
Sep-00                41,437.00          39,366.00         41,834.00
Oct-00                40,124.00          38,117.00         41,657.00
Nov-00                35,765.00          33,977.00         38,373.00
Dec-00                35,393.00          33,623.00         38,560.00
Jan-01                36,417.00          34,596.00         39,928.00
Feb-01                32,274.00          30,660.00         36,288.00
Mar-01                30,226.00          28,714.00         33,989.00
Apr-01                33,317.00          31,651.00         36,630.00
May-01                33,189.00          31,529.00         36,876.00
Jun-01                32,375.00          30,756.00         35,978.00
Jul-01                31,365.00          29,796.00         35,624.00
Aug-01                29,578.00          28,099.00         33,394.00
Sep-01                27,867.00          26,474.00         30,697.00
Oct-01                28,380.00          26,961.00         31,283.00
Nov-01                29,606.00          28,126.00         33,682.00
Dec-01                30,347.00          28,829.00         33,978.00
Jan-02                30,307.00          28,792.00         33,482.00
Feb-02                29,366.00          27,898.00         32,836.00
Mar-02                30,683.00          29,149.00         34,071.00
Apr-02                28,752.00          27,315.00         32,006.00
May-02                28,495.00          27,070.00         31,770.00
Jun-02                27,079.00          25,725.00         29,506.00


                       WITH NO      WITH MAX.
AVERAGE           SALES CHARGE  SALES CHARGE
ANNUAL RETURN          OR CDSC       OR CDSC
--------------------------------------------
CLASS A
--------------------------------------------
 One year             (16.36)%      (20.54)%
--------------------------------------------
 Three years           (2.49)%       (4.15)%
--------------------------------------------
 Five years              6.47%        5.39%
--------------------------------------------
 Ten years              10.47%        9.91%
--------------------------------------------
 Fifteen years           9.43%        9.06%
--------------------------------------------

CLASS B
--------------------------------------------
 One year             (16.93)%      (20.92)%
--------------------------------------------
 Three years           (3.23)%       (4.31)%
--------------------------------------------
 Five years              5.65%        5.48%
--------------------------------------------
 Since inception         8.95%        8.95%
--------------------------------------------


                       WITH NO     WITH MAX.
CUMULATIVE        SALES CHARGE  SALES CHARGE
TOTAL RETURN           OR CDSC       OR CDSC
--------------------------------------------
CLASS A
--------------------------------------------
 One year             (16.36)%      (20.54)%
--------------------------------------------
 Three years           (7.29)%      (11.93)%
--------------------------------------------
 Five years             36.85%       30.00%
--------------------------------------------
 Ten years             170.79%      157.25%
--------------------------------------------
 Fifteen years         286.65%      267.24%
--------------------------------------------

CLASS B
--------------------------------------------
 One year             (16.93)%      (20.92)%
--------------------------------------------
 Three years           (9.39)%      (12.39)%
--------------------------------------------
 Five years             31.60%       30.59%
--------------------------------------------
 Since inception       110.27%      110.27%
--------------------------------------------

[BEGIN SIDEBAR]
PERFORMANCE OVER
--------------------------------------------------------------------------------
      THE PAST SIX MONTHS



                               [GRAPHIC OMITTED]
                                 ARROWHEAD ART

                                     -10.77%
                                 FUND (CLASS A)

                               [GRAPHIC OMITTED]
                                 ARROWHEAD ART

                                     -13.15%
                                     SECTOR

                               [GRAPHIC OMITTED]
                                 ARROWHEAD ART

                                     -12.57%
                                   PEER GROUP

THE FUND outperformed its peer group and index during the period.

THE SECTOR is represented by the S&P 500 Index(R) ("Standard & Poor's 500 Composite Stock Index"), an unmanaged index that includes 500 large-cap stocks.

THE PEER GROUP is represented by the funds in the Morningstar Large-Cap Blend category.


                                GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   Fund     Sector   Peer Group
D      0        0        0
J  -0.13    -1.46     -3.67
F  -3.23    -3.36     -0.03
M   1.11     0.28     -5.06
A  -5.25     -5.8     -5.96
M   -6.1     -6.5    -12.57
J -10.77   -13.16    -12.57


MODERN PORTFOLIO THEORY STATISTICS
THREE-YEAR RANGE

--------------------------------------
 Beta                           0.99
--------------------------------------
 R2                               82
--------------------------------------
 Alpha                          7.50
--------------------------------------
 Standard Deviation            18.32
--------------------------------------
 Sharpe Ratio                  (0.44)
--------------------------------------

* KEEP IN MIND THAT INDICES HAVE NO MANAGEMENT FEES OR BROKERAGE COSTS.

+ THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
  WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.
[END SIDEBAR]
                                                                  BURNHAM FUND 5

BURNHAM
------------------------------------
              DOW 30SM FOCUSED FUND
------------------------------------


[GRAPHIC OMITTED]
DAVID LEIBOWITZ PIC

"If there is one lesson to be learned from the past, it is that the value of equities will recover, especially over the long term."

                                                                   /S/ SIGNATURE
                                                                 DAVID LEIBOWITZ
                                                               Portfolio Manager



On June 30, 2002 the Burnham Dow 30SM Focused Fund net asset value was $8.62 per share. While this figure represents a 5.27% decline from the December 31, 2001 valuation, it exceeded the performance of the benchmark Dow Jones Industrial Average, which recorded a negative 6.91% shortfall during the same period.

At the end of the first half, the Fund was fully invested, and overweighted in sixteen stocks. Given the modest size of the Fund's assets, and the requirement that at least 50% must be invested in the DJIA, on a properly weighted basis, a majority of the Fund's investments were in the DIAMONDSSM Trust.

Of the sixteen overweighted stocks, ten outdistanced the DJIA during the first half of the year.

o Three of the better performing stocks were Sears, Roebuck & Co., The Dow Chemical Co. and ChevronTexaco Corp. Each of these companies, or their predecessor, was removed from the index in October 1999, and as is so often the case, they have outdistanced the Dow.

o Four other gainers were The Coca-Cola Company, The Boeing Co., Honeywell International and American Express. Each ranked in the bottom 20% of the Index last year. Boeing is close to Coke for leadership position, due in large part to the pickup in defense spending.

o Coke is benefiting from sales of bottled water and weakness in the dollar. American Express is being aided by the resumption of travel post September 11, and debit card issuance is running ahead of forecasts.

o On the negative side, Hewlett-Packard was the worst performer, suffering from the double whammy of the highly contested merger with Compaq, and the continued slide in tech stocks. SBC was also caught in the downdraft afflicting the entire telecom sector. Other decliners were Goodyear and Merck. Goodyear's restructuring is taking longer than expected and there are questions about overcapacity. Merck has cancelled its offering of Medco, and its accounting practices have been called into question.

o The last bear market of this length and magnitude ended in April 1982. It had to overcome the aftereffects of the second oil embargo and runaway inflation. This time it will be necessary to work through the issues noted in our outlook section, as well as the tech and telecom bubble, which saw perhaps the largest loss of capital ever. It will take time for investors to regain a sense of confidence. But if there is one lesson to be learned from the past, it is that the value of equities will recover, especially over the long term. As Baron Rothchild put it so eloquently, "Buy when the blood is running in the streets. Especially if it is yours."

[BEGIN SIDEBAR]
---------------------
INVESTMENT FOCUS

                                 STYLE
---------------------------------------------------
MARKET CAP             VALUE     BLEND     GROWTH
---------------------------------------------------
LARGE                    O
---------------------------------------------------
MEDIUM
---------------------------------------------------
SMALL
---------------------------------------------------



TICKER SYMBOL                  BUROX

-------------------------------------

PORTFOLIO MANAGER
David Leibowitz
Since inception

-------------------------------------

MINIMUM INVESTMENT
Regular accounts              $1,000
IRAs                             $50

-------------------------------------

ASSET VALUES

Net assets, in millions        $0.84
Net asset value per share      $8.62

-------------------------------------

EXPENSE RATIO

Annualized, after expense
reimbursement                  1.20%

-------------------------------------

INCEPTION
May 3, 1999


ALL DATA AS OF JUNE 30, 2002. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS BEFORE INVESTING.
[END SIDEBAR]

6  DOW 30SM FOCUSED FUND

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
BRACKET ART

The fund seeks capital appreciation.

 DJIA COMPONENTS AND WEIGHTINGS
-----------------------------------------
 Minnesota Mining & Manufacturing   9.21%
-----------------------------------------
 Procter & Gamble Co.               6.69%
-----------------------------------------
 International Business Machines    5.39%
-----------------------------------------
 United Technologies Corp.          5.09%
-----------------------------------------
 The Coca-Cola Co.                  4.19%
-----------------------------------------
 Wal-Mart Stores Inc.               4.12%
-----------------------------------------
 Microsoft Corp.                    4.10%
-----------------------------------------
 General Motors Corp.               4.00%
-----------------------------------------
 Johnson & Johnson                  3.91%
-----------------------------------------
 Merck & Co.                        3.79%
-----------------------------------------
 Caterpillar Inc.                   3.67%
-----------------------------------------
 The Boeing Co.                     3.37%
-----------------------------------------
 Du Pont (E.I.) De Nemours & Co     3.33%
-----------------------------------------
 Philip Morris Cos.                 3.27%
-----------------------------------------
 International Paper Co.            3.26%
-----------------------------------------
 Exxon Mobil Corp.                  3.07%
-----------------------------------------
 Citigroup Inc.                     2.90%
-----------------------------------------
 Home Depot Inc.                    2.75%
-----------------------------------------
 American Express Co.               2.72%
-----------------------------------------
 Honeywell International Inc.       2.64%
-----------------------------------------
 JP Morgan Chase & Co.              2.54%
-----------------------------------------
 ALCOA Inc.                         2.48%
-----------------------------------------
 SBC Communications                 2.28%
-----------------------------------------
 Eastman Kodak Co.                  2.19%
-----------------------------------------
 General Electric Co.               2.18%
-----------------------------------------
 McDonald's Corp.                   2.13%
-----------------------------------------
 Walt Disney Co.                    1.42%
-----------------------------------------
 Intel Corp.                        1.37%
-----------------------------------------
 Hewlett-Packard Co.                1.14%
-----------------------------------------
 AT&T Corp.                         0.80%
                                  -------
-----------------------------------------
                                  100.00%
                                  =======
-----------------------------------------

ASSET ALLOCATION
(AS A % OF MARKET VALUE)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Common stocks   100%



                                 % MARKET
TOP 10 INDUSTRIES                   VALUE
-----------------------------------------
 Industrial Cyclicals              32.74%
-----------------------------------------
 Consumer Staples                  11.71%
-----------------------------------------
 Technology                         9.38%
-----------------------------------------
 Energy                             8.58%
-----------------------------------------
 Financial                          8.39%
-----------------------------------------
 Retail                             8.11%
-----------------------------------------
 Health Care                        7.40%
-----------------------------------------
 Services                           6.55%
-----------------------------------------
 Consumer Durables                  6.09%
-----------------------------------------
 Consumer Cyclicals                 1.05%
                                  -------
-----------------------------------------
                                  100.00%
                                  =======
-----------------------------------------

                                    % NET
TOP 10 COMMON STOCK HOLDINGS       ASSETS
-----------------------------------------
 DIAMONDSSM Trust Series I         78.77%
-----------------------------------------
 ChevronTexaco Corp.*               5.27%
-----------------------------------------
 The Dow Chemical Co.*              3.30%
-----------------------------------------
 Sears, Roebuck & Co.*              3.23%
-----------------------------------------
 Merck & Co., Inc.                  1.81%
-----------------------------------------
 The Boeing Co.                     1.61%
-----------------------------------------
 International Paper Co.            1.56%
-----------------------------------------
 Exxon Mobil Corp.                  1.46%
-----------------------------------------
 The Coca-Cola Co.                  1.33%
-----------------------------------------
 American Express Co.               1.30%
                                   ------
-----------------------------------------
                                   99.64%
                                   ======
-----------------------------------------


AVERAGE ANNUAL RETURN
-----------------------------------------
 One year                         (9.59)%
-----------------------------------------
 Three years                      (4.51)%
-----------------------------------------
 Since inception                  (4.09)%
-----------------------------------------


CUMULATIVE TOTAL RETURN
-----------------------------------------
 One year                         (9.59)%
-----------------------------------------
 Three years                     (12.92)%
-----------------------------------------
 Since inception                 (12.39)%
-----------------------------------------



TOTAL RETURN++
--------------------------------------------------------------------------------

GROWTH OF $10,000 SINCE INCEPTION

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    Burnham Dow 30sm
     Focused Fund      DJIA Index+
        $8,761           $8,840
     --------------    -----------
        10,000.00       10,000.00
         9,680.00        9,604.00
        10,060.00        9,990.00
         9,761.00        9,707.00
         9,940.00        9,889.00
         9,551.00        9,452.00
         9,881.00        9,816.00
         9,901.00        9,970.00
        10,323.00       10,549.00
         9,770.00       10,042.00
         9,036.00        9,314.00
         9,770.00       10,055.00
         9,699.00        9,888.00
         9,619.00        9,712.00
         9,368.00        9,655.00
         9,267.00        9,729.00
         9,800.00       10,394.00
         9,338.00        9,883.00
         9,589.00       10,187.00
         9,277.00        9,684.00
         9,599.00       10,038.00
         9,781.00       10,140.00
         9,559.00        9,798.00
         8,982.00        9,230.00
         9,731.00       10,039.00
        10,044.00       10,218.00
         9,690.00        9,857.00
         9,771.00        9,887.00
         9,336.00        9,625.00
         8,395.00        8,342.00
         8,598.00        8,566.00
         9,164.00        9,325.00
         9,248.00        9,496.00
         9,147.00        9,410.00
         9,360.00        9,609.00
         9,624.00        9,901.00
         9,259.00        9,474.00
         9,330.00        9,468.00
         8,761.00        8,840.00


[BEGIN SIDEBAR]
PERFORMANCE OVER
--------------------------------------------------------------------------------
      THE PAST SIX MONTHS


                               [GRAPHIC OMITTED]
                                 ARROWHEAD ART

                                     -5.27%
                                      FUND

                               [GRAPHIC OMITTED]
                                 ARROWHEAD ART

                                     -6.91%
                                     SECTOR

                               [GRAPHIC OMITTED]
                                 ARROWHEAD ART

                                     -8.30%
                                   PEER GROUP


THE FUND outperformed the DJIA and its peer group during the period.

THE SECTOR is represented by the
DJIASM (Dow Jones Industrial Average), an unmanaged average of the prices of 30 large-cap stocks.

THE PEER GROUP is represented by the funds in the Morningstar Large-Cap Value category.

                                [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       Fund        Sector     Peer Group
D         0            0            0
J    -1.099         -0.9        -1.36
F    1.2084         1.18        -1.75
M    4.0655         4.26         2.43
A    0.1095        -0.23        -1.43
M    0.8788        -0.16        -1.49
J    -5.275        -6.91         -8.3


MODERN PORTFOLIO THEORY STATISTICS

THREE-YEAR RANGE

-------------------------------------
 Beta                           0.77
-------------------------------------
 R2                               74
-------------------------------------
 Alpha                           1.9
-------------------------------------
 Standard Deviation            14.62
-------------------------------------
 Sharpe Ratio                  (0.71)
-------------------------------------


* SECURITIES DROPPED FROM THE DOW JONES INDUSTRIAL AVERAGE AS OF NOVEMBER 1,
  1999.

+ KEEP IN MIND THAT INDICES HAVE NO MANAGEMENT FEES OR BROKERAGE COSTS.

++THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
  WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.
[END SIDEBAR]
                                                         DOW 30SM FOCUSED FUND 7

BURNHAM
--------------------------------------
              FINANCIAL SERVICES FUND
--------------------------------------

[GRAPHIC OMITTED]
ANTON SCHUTZ PIC

"We are confident that there will be attractive valuations, high dividend yields and consolidation activity that will bring opportunity to investors in this sector."

                                                                   /S/ SIGNATURE
                                                                    ANTON SCHUTZ
                                                               Portfolio Manager



The Fund continued its strong performance for the first six months of the year, in spite of the economy and the overall stock market continuing to struggle. Even though there are Fund positions are in some economically sensitive brokerage stocks, the fund continued to emphasize value and increased positions in insurance and smaller cap financials that were candidates for the Russell 2000 index.

o The Fund benefited from the takeover of Golden State Bancorp by Citigroup. Positions were also increased in Citigroup because we believe it had declined too severely. Citigroup has continued to post high teens to low twenties returns on equity even though it has had to endure one of the worst capital markets environments in history, take charges on Enron, Worldcom and Argentina. After all of the charges, Citgroup not only earned money but it also has $92.5 billion of equity capital.

o The Fund continues to hold FleetBoston Financial Corp., which has suffered from its exposure to Latin America. However, we continue to view FleetBoston Financial Corp. as a turnaround story and a likely takeover target.

o Among smaller cap positions, the Fund benefited from the inclusion of Hawthorne Financial, Interchange Bank, Boston Federal Savings and Berkshire Hills Bancorp being added to the Russell 2000. Profits were taken and the positions were reduced.

o New York Community Bancorp and Sovereign at period end were large holdings of the Fund. Both companies posted strong financial results: Sovereign has continued to build capital; New York Community has done a terrific job of lowering the cost of deposits and originating low-risk multifamily housing loans.

o We built positions in the insurance sector primarily in Prudential Financial and in Principal Financial Group. Prudential trades below its book value and is a turnaround story. Principal is a rapid grower

[GRAPHIC OMITTED]
-----------------------------------
    2002 Performance Comparison
-----------------------------------

  Fund (Class A)             +13.80%
  NASDAQ Bank Index          +12.68%
  NASDAQ 100 Financial Index  +6.93%



  and provider of 401k services. Both companies have large and active stock repurchase plans. Both Principal and Prudential have the potential to be added to the S&P 500.

o Consolidation should continue to be a trend in the industry. Large positions were built in Finger Lakes Bancorp, Inc., Connecticut Bancshares Inc., Bayview Capital Corp. and FleetBoston Financial Corp. in anticipation of these companies being acquired.

o There is a pall over some of the larger companies due to uncertainty over exposure to the corporate and investment banking scandals. However, we are confident that there will be attractive valuations, high dividend yields and consolidation activity that will bring opportunity to investors in the diversified financial services sector.

o The Fund received a "Five Star" rating from Morningstar, as it has now reached its third anniversary. Over those three years ending June 30, the fund has led the sector in performance averaging 28.02% per year. Among other achievements, the Fund received the Lipper Award as the top performer for the financial services sector in 2001.

[BEGIN SIDEBAR]
---------------------
INVESTMENT FOCUS

                                 STYLE
---------------------------------------------------
MARKET CAP             VALUE     BLEND     GROWTH
---------------------------------------------------
LARGE
---------------------------------------------------
MEDIUM
---------------------------------------------------
SMALL                   O
---------------------------------------------------



TICKER SYMBOLS
Class A                        BURKX
Class B                        BURMX

-------------------------------------

PORTFOLIO MANAGER
Anton V. Schutz
Since inception

-------------------------------------

MINIMUM INVESTMENT
Regular accounts              $1,000
IRAs                             $50

-------------------------------------

ASSET VALUES
Net assets, in millions       $47.28
Net asset value per share
Class A                       $17.98
Class B                       $17.66

-------------------------------------

MAXIMUM OFFERING PRICE
Class A                       $18.93

-------------------------------------

EXPENSE RATIOS
Annualized, after expense
reimbursement
Class A                        1.60%
Class B                        2.35%

-------------------------------------

INCEPTION
Both classes            June 7, 1999



ALL DATA AS OF JUNE 30, 2002. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. CLASS A PERFORMANCE INFORMATION INCLUDES THE MAXIMUM 5% SALES CHARGE. CLASS B SHARES HAVE DIFFERENT COSTS AND PERFORMANCE WILL DIFFER. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS BEFORE INVESTING.
[END SIDEBAR]

8 FINANCIAL SERVICES FUND

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
BRACKET ART
The fund seeks capital appreciation.

                                ASSET ALLOCATION
                            (AS A % OF MARKET VALUE)


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Common stocks                   97%
(net of call options written)
Cash and cash equivalents        3%




TOP 10 INDUSTRIES - COMMON STOCK    % NET
(NET OF CALL OPTIONS WRITTEN)      ASSETS
-----------------------------------------
 Savings & Loan Companies--
 Regional                          35.74%
-----------------------------------------
 Insurance                         19.81%
-----------------------------------------
 Banks-- Regional                  15.81%
-----------------------------------------
 Banks-- Major Regional             8.66%
-----------------------------------------
 Investment Banking/Brokerage       7.80%
-----------------------------------------
 Diversified Financial Services     3.30%
-----------------------------------------
 Investment Management              2.70%
-----------------------------------------
 Consumer Finance                   2.02%
-----------------------------------------
 Real Estate Investment Trust       1.87%
-----------------------------------------
 Savings & Loan Companies--
 Major Regional                     1.63%
                                   ------
-----------------------------------------
                                   99.34%
                                   ======
-----------------------------------------

TOP 10 COMMON STOCK HOLDINGS        % NET
(NET OF CALL OPTIONS WRITTEN)      ASSETS
-----------------------------------------
 Charter Financial Corp.            5.42%
-----------------------------------------
 Connecticut Bancshares, Inc.       4.92%
-----------------------------------------
 New York Community Bancorp, Inc.   4.85%
-----------------------------------------
 Prudential Financial, Inc.         4.78%
-----------------------------------------
 Principal Financial Group, Inc.    4.50%
-----------------------------------------
 Berkshire Hills Bancorp, Inc.      4.25%
-----------------------------------------
 Sovereign Bancorp, Inc.            3.85%
-----------------------------------------
 Finger Lakes Bancorp, Inc.         3.53%
-----------------------------------------
 FleetBoston Financial Corp.        3.41%
-----------------------------------------
 ACE Ltd.                           3.25%
                                   ------
-----------------------------------------
                                   42.76%
                                   ======
-----------------------------------------


TOTAL RETURN+
--------------------------------------------------------------------------------

GROWTH OF $10,000 SINCE INCEPTION

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


       Burnham Fund          With            NASDAQ Bank      NASDAQ 100
   without sales charge   sales charge         Index*       Financial Index*
         $22,050            $20,948           $13,000          $10,708
   --------------------   ------------        -------       ----------------
        10,000.00           9,500.00         10,000.00        10,000.00
        10,510.00           9,985.00         10,079.00        10,010.00
        10,380.00           9,861.00          9,780.00         9,351.00
         9,900.00           9,405.00          9,372.00         8,784.00
         9,780.00           9,291.00          9,084.00         8,388.00
        10,450.00           9,928.00          9,720.00         9,070.00
        10,280.00           9,766.00          9,530.00         9,047.00
         9,810.00           9,320.00          9,127.00         8,724.00
         9,209.00           8,748.00          8,565.00         8,024.00
         8,668.00           8,234.00          7,820.00         7,442.00
         9,710.00           9,224.00          8,259.00         8,229.00
        10,001.00           9,501.00          8,060.00         7,742.00
        10,582.00          10,053.00          8,402.00         7,895.00
        10,622.00          10,091.00          8,080.00         7,485.00
        11,454.00          10,881.00          8,401.00         7,831.00
        12,466.00          11,842.00          9,033.00         8,590.00
        13,438.00          12,766.00          9,600.00         9,095.00
        13,107.00          12,452.00          9,462.00         8,964.00
        13,137.00          12,480.00          9,509.00         8,714.00
        14,988.00          14,239.00         10,466.00         9,685.00
        15,558.00          14,781.00         10,556.00         9,545.00
        16,118.00          15,312.00         10,338.00         9,247.00
        16,301.00          15,486.00         10,163.00         8,931.00
        16,882.00          16,038.00         10,413.00         9,307.00
        18,108.00          17,203.00         10,862.00         9,616.00
        18,700.00          17,765.00         11,381.00        10,006.00
        19,238.00          18,276.00         11,749.00        10,278.00
        19,088.00          18,133.00         11,314.00         9,811.00
        17,797.00          16,907.00         11,131.00         9,582.00
        17,657.00          16,774.00         10,720.00         9,176.00
        18,388.00          17,469.00         11,162.00         9,668.00
        19,377.00          18,408.00         11,537.00        10,014.00
        20,027.00          19,025.00         11,691.00        10,114.00
        20,174.00          19,165.00         11,975.00        10,427.00
        21,229.00          20,167.00         12,638.00        10,954.00
        22,161.00          21,053.00         13,124.00        11,203.00
        22,455.00          21,332.00         13,029.00        11,018.00
        22,050.00          20,948.00         13,000.00        10,708.00


                       WITH NO     WITH MAX.
AVERAGE           SALES CHARGE  SALES CHARGE
ANNUAL RETURN          OR CDSC       OR CDSC
--------------------------------------------
 CLASS A
--------------------------------------------
 One year               17.91%        12.02%
--------------------------------------------
 Three years            28.02%        25.85%
--------------------------------------------
 Since inception        29.23%        27.10%
--------------------------------------------

 CLASS B
--------------------------------------------
 One year               16.98%        12.98%
--------------------------------------------
 Three years            26.94%        26.32%
--------------------------------------------
 Since inception        27.59%        27.59%
--------------------------------------------


                       WITH NO     WITH MAX.
CUMULATIVE        SALES CHARGE  SALES CHARGE
TOTAL RETURN           OR CDSC       OR CDSC
--------------------------------------------
 CLASS A
--------------------------------------------
 One year               17.91%        12.02%
--------------------------------------------
 Three years           109.80%        99.31%
--------------------------------------------
 Since inception       120.50%       109.48%
--------------------------------------------

 CLASS B
--------------------------------------------
 One year               16.98%        12.98%
--------------------------------------------
 Three years           104.56%       101.56%
--------------------------------------------
 Since inception       111.99%       111.99%
--------------------------------------------
[BEGIN SIDEBAR]

PERFORMANCE OVER
--------------------------------------------------------------------------------
      THE PAST SIX MONTHS

                               [GRAPHIC OMITTED]
                                 ARROWHEAD ART

                                     +13.80%
                                 FUND (CLASS A)

                               [GRAPHIC OMITTED]
                                 ARROWHEAD ART

                                     +6.93%
                                     SECTOR

                               [GRAPHIC OMITTED]
                                 ARROWHEAD ART

                                     -0.02%
                                   PEER GROUP



THE FUND was once again the top performer in the financial services sector and awarded 5-stars by Morningstar for its overall performance.

THE SECTOR is represented by the
NASDAQ 100 Financial Index, an unmanaged index of the 100 largest financial companies traded on the NASDAQ market system and the NASDAQ small cap market.

THE PEER GROUP is represented by the funds in the Morningstar Specialty - Financial investment category.



                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       Fund     Sector   Peer Group
D         0          0           0
J      3.35          1       -0.77
F      4.11       4.13     -0.9883
M      9.56       9.39      4.7445
A     14.37      11.87      4.6293
M     15.89      10.03      4.6502
J     13.80       6.93     -0.0172



MODERN PORTFOLIO THEORY STATISTICS

THREE-YEAR RANGE

-------------------------------------
 Beta                           0.37
-------------------------------------
 R2                               13
-------------------------------------
 Alpha                         30.14
-------------------------------------
 Standard Deviation            21.58
-------------------------------------
 Sharpe Ratio                   1.21
-------------------------------------


* KEEP IN MIND THAT INDICES HAVE NO MANAGEMENT FEES OR BROKERAGE COSTS.

+ THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
  WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.
[END SIDEBAR]

                                                       FINANCIAL SERVICES FUND 9

BURNHAM
---------------------------------
              MONEY MARKET FUND
---------------------------------


"Speculation began that the Fed would need to ease in the months ahead."

                                                                   /S/ SIGNATURE
                                                                 MOLLY FLEWHARTY
                                                               Portfolio Manager

At the start of the year it appeared that the short-term interest rate story for 2002 would be straightforward and possibly dull. We were wrong. The Federal Reserve signaled in January that they had finished easing for this cycle and the market immediately began to speculate on the timing and extent of a rate increase. Rates moved higher rapidly with one-year LIBOR moving up from a 2.40% to a 2.60%. We were of the opinion that the Fed would leave rates unchanged until they felt confident that the economy was truly recovering and growing. In addition, inflation was contained and so there was no need for them to risk cutting off a recovery by raising rates. We viewed the market's move as unrealistic and took the opportunity to extend. It became obvious at this point that the short-term market was going to be volatile during 2002. The market was going to assume a change in Fed policy based on the most recent economic numbers and build in a corresponding increase or decrease in rates, which may not be warranted or sustainable.

But everything changed with the Enron and Arthur Anderson scandals and the accompanying investor uncertainty about the accuracy of corporate reports and the honesty of corporate executives. Although none of the fund's holdings were directly impacted by the Enron bankruptcy, the general atmosphere of distrust of corporations caused a great deal of uncertainty. So the market decided that the Fed is not going to raise rates and, in fact, speculation began that the Fed would need to ease in the months ahead and the short-term yield curve flattened as rates began to fall.

We are still assuming that the Fed will not change policy in either direction and are targeting maturities to six months and shorter.

[BEGIN SIDEBAR]
-------------------------------------------

TICKER SYMBOL                  BURXX

------------------------------------

PORTFOLIO MANAGER
Reich & Tang Asset Management L.P.
Since inception

------------------------------------

MINIMUM INVESTMENT
Regular accounts              $1,000
IRAs                             $50

------------------------------------

ASSET VALUES
Net assets, in millions       $37.14
Net asset value per share      $1.00

------------------------------------

EXPENSE RATIO
Annualized, after expense
reimbursement                  0.97%

------------------------------------

INCEPTION
May 3, 1999


ALL DATA AS OF JUNE 30, 2002. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS BEFORE INVESTING.
[END SIDEBAR]

10  MONEY MARKET FUND

[GRAPHIC OMITTED]
BRACKET ART

The fund seeks maximum current income that is consistent with maintaining liquidity and preserving capital.

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                          ASSET ALLOCATION BY MATURITY

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

4-30 days        74%
31-89 days        5%
90-180 days      16%
Over 180 days     5%



                            ASSET ALLOCATION BY TYPE

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


Variable rate demand notes              43%
Discounted commercial paper             18%
Overnight repurchase agreements         17%
Taxable municipal commercial paper       7%
Medium term note                         5%
Letter of credit commercial paper        5%
Yankee Certificate of Deposit            5%


YIELD AND TOTAL RETURN*
--------------------------------------------------------------------------------

YIELD AND MATURITY
-----------------------------------------
 Daily yield                        1.08%
-----------------------------------------
 7-day effective yield              1.08%
-----------------------------------------
 30-day effective yield             1.06%
-----------------------------------------
 Weighted average days to maturity     44

AVERAGE ANNUAL RETURN
-----------------------------------------
 One year                           1.68%
-----------------------------------------
 Three years                        3.95%
-----------------------------------------
 Since inception                    3.95%
-----------------------------------------


CUMULATIVE TOTAL RETURN
-----------------------------------------
 One year                           1.68%
-----------------------------------------
 Three years                       12.32%
-----------------------------------------
 Since inception                   13.05%
-----------------------------------------
[BEGIN SIDEBAR]

PERFORMANCE OVER
--------------------------------------------------------------------------------
      THE PAST SIX MONTHS

THE FUND invested in maturities six months or shorter.



                               [GRAPHIC OMITTED]
                                 ARROWHEAD ART

                                     +0.54%
                                      FUND


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                      Fund
                                   J  1.11
                                   F  1.06
                                   M  1.07
                                   A  1.07
                                   M  1.07
                                   J  1.06

  IN THIS CHART, THE YIELD SHOWN ON A GIVEN DATE IS THE FUND'S 30-DAY YIELD AS OF THAT DATE. BECAUSE THESE FIGURES ARE CALCULATED USING THE SEC'S STANDARD FORMULA, THEY ARE USEFUL FOR COMPARING THIS FUND'S YIELD TO THOSE OF OTHER FUNDS, BUT THEY MAY BE SLIGHTLY DIFFERENT FROM THE ACTUAL YIELDS AN INVESTOR IN THE FUND WOULD HAVE EARNED.

* THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.
[END SIDEBAR]
                                                            MONEY MARKET FUND 11

BURNHAM
------------------------------------
              U.S. TREASURY MONEY
              MARKET FUND
------------------------------------

"An inevitable flight to quality caused one-year Treasury note rates to fall dramatically."

                                                                   /S/ SIGNATURE
                                                                 MOLLY FLEWHARTY
                                                               Portfolio Manager

At the start of the year it appeared that the short-term interest rate story for 2002 would be straightforward and possibly dull. We were wrong. The Federal Reserve signaled in January that they had finished easing for this cycle and the market immediately began to speculate on the timing and extent of a rate increase. Rates moved higher rapidly with one-year LIBOR moving up from a 2.40% to a 2.60%. We were of the opinion that the Fed would leave rates unchanged until they felt confident that the economy was truly recovering and growing. In addition, inflation was contained and so there was no need for them to risk cutting off a recovery by raising rates. We viewed the market's move as unrealistic and took the opportunity to extend. It became obvious at this point that the short-term market was going to be volatile during 2002. The market was going to assume a change in Fed policy based on the most recent economic numbers and build in a corresponding increase or decrease in rates, which may not be warranted or sustainable.

But everything changed with the Enron and Arthur Anderson scandals and the accompanying investor uncertainty about the accuracy of corporate reports and the honesty of corporate executives. Although none of the fund's holdings were directly impacted by the Enron bankruptcy, the general atmosphere of distrust of corporations caused a great deal of uncertainty and an inevitable flight to quality. This caused one-year Treasury note rates to fall dramatically.

In addition, the market decided that the Fed was not going to raise rates and speculation began that the Fed would need to ease in the months ahead. We are still assuming that the Fed will not change rates in either direction and we are targeting maturities of six months and shorter.

[BEGIN SIDEBAR]
------------------------------------------

TICKER SYMBOL                  BUTXX

-------------------------------------

PORTFOLIO MANAGER
Reich & Tang Asset Management L.P.
Since inception

-------------------------------------

MINIMUM INVESTMENT
Regular accounts              $1,000
IRAs                             $50

-------------------------------------

ASSET VALUES
Net assets, in millions      $137.06
Net asset value per share      $1.00

-------------------------------------

EXPENSE RATIO
Annualized, after expense
recovery                       0.89%

-------------------------------------

INCEPTION
October 13, 1999



ALL DATA AS OF JUNE 30, 2002. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS BEFORE INVESTING.
[END SIDEBAR]

12  U.S. TREASURY MONEY MARKET FUND

[GRAPHIC OMITTED]
BRACKET ART

The fund seeks maximum current income that is consistent with maintaining liquidity and preserving capital.

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------


                          ASSET ALLOCATION BY MATURITY


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

4-30 days         68%
31-89 days        12%
90-180 days       15%
Over 180 days      5%



                            ASSET ALLOCATION BY TYPE

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Overnight Repurchase Agreements   46%
U.S. Treasury Bills               33%
U.S. Treasury Notes               21%



YIELD AND TOTAL RETURN*
--------------------------------------------------------------------------------

YIELD AND MATURITY
----------------------------------------
 Daily yield                       1.02%
----------------------------------------
 7-day effective yield             1.06%
----------------------------------------
 30-day effective yield            1.02%
----------------------------------------
 Weighted average days to maturity    43
----------------------------------------

AVERAGE ANNUAL RETURN
----------------------------------------
 One year                          1.71%
----------------------------------------
 Since inception                   3.82%
----------------------------------------

CUMULATIVE TOTAL RETURN
----------------------------------------
 One year                          1.71%
----------------------------------------
 Since inception                  10.70%
----------------------------------------


[BEGIN SIDEBAR]
PERFORMANCE OVER
--------------------------------------------------------------------------------
      THE PAST SIX MONTHS

Yield on U.S. Treasury notes fell as investors flocked to quality.


                               [GRAPHIC OMITTED]
                                 ARROWHEAD ART

                                     +0.57%
                                      FUND


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                       Fund
                                     J 1.36
                                     F 1.20
                                     M 1.10
                                     A 1.11
                                     M 1.09
                                     J 1.01



  IN THIS CHART, THE YIELD SHOWN ON A GIVEN DATE IS THE FUND'S 30-DAY YIELD AS OF THAT DATE. BECAUSE THESE FIGURES ARE CALCULATED USING THE SEC'S STANDARD FORMULA, THEY ARE USEFUL FOR COMPARING THIS FUND'S YIELD TO THOSE OF OTHER FUNDS, BUT THEY MAY BE SLIGHTLY DIFFERENT FROM THE ACTUAL YIELDS AN INVESTOR IN THE FUND WOULD HAVE EARNED.

* THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.
[END SIDEBAR]
                                              U.S. TREASURY MONEY MARKET FUND 13

 THE
FINANCIAL PAGES
----------------

 ABOUT THE FUNDS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE
The funds are part of Burnham Investors Trust, a Delaware business trust. The trust is registered with the U.S. Securities and Exchange Commission as a diversified open-end investment company, commonly known as a mutual fund. The Burnham Dow 30SM Focused Fund is registered as a non-diversified fund. Each fund is a series of the trust.

Except for Burnham Fund, the funds began operations after the creation of the trust on August 20, 1998. Burnham Fund was created in 1975 and was reorganized from a Maryland corporation to a series of the trust on April 30, 1999.

ADMINISTRATION
The following entities handle the funds' main activities:

  ADVISER/ADMINISTRATOR
  Burnham Asset Management Corporation
  1325 Avenue of the Americas
  New York, NY 10019

  MANAGES EACH FUND'S ASSETS, EITHER DIRECTLY OR BY CHOOSING A SUBADVISER, PROVIDES OFFICES AND PERSONNEL, AND SUPERVISES NON-INVESTMENT-RELATED OPERATIONS.

  DISTRIBUTOR
  Burnham Securities Incorporated
  1325 Avenue of the Americas
  New York, NY 10019

  UNDER THE FUNDS' 12B-1 PLANS, THE DISTRIBUTOR MUST USE ITS BEST EFFORTS TO SELL SHARES OF EACH FUND AND SHARE CLASS.

  TRANSFER AGENT
  PFPC Inc.
  211 South Gulph Road
  King of Prussia, PA 19406

  HANDLES TRANSACTIONS IN FUND SHARES.

  CUSTODIAN
  PFPC Trust Co.
  8800 Tinicum Boulevard
  Philadelphia, PA 19153

  HOLDS AND SETTLES THE FUNDS' SECURITIES.

  LEGAL COUNSEL
  Hale & Dorr LLP
  60 State Street
  Boston, MA 02109

  OVERSEES LEGAL AFFAIRS FOR THE TRUST.


SHARE CLASSES
The funds offer either one or two share classes, as follows:

O ONE SHARE CLASS, WITHOUT SALES CHARGES, BUT WITH A 1.00% REDEMPTION FEE ON
  SHARES SOLD WITHIN 180 DAYS:

  BURNHAM DOW 30SM FOCUSED FUND

  BURNHAM MONEY MARKET FUND
  (no redemption fee)

  BURNHAM U.S. TREASURY MONEY MARKET FUND
  (no redemption fee)

O TWO SHARE CLASSES, CLASS A HAVING A MAXIMUM FRONT-END SALES CHARGE OF 5.00%
  AND CLASS B HAVING A MAXIMUM CONTINGENT DEFERRED SALES
  CHARGE (CDSC) OF 5.00%:

  BURNHAM FUND

  BURNHAM FINANCIAL SERVICES FUND

The CDSC on Class B shares declines to zero after six years of owning the shares, and doesn't apply to shares acquired through reinvestment.

Each fund keeps track of its share sales by share class. The trust may issue any number of shares of each fund and class.

DISTRIBUTIONS TO SHAREHOLDERS
Each fund distributes its net investment income and net realized capital gains to shareholders every year. The funds intend to qualify as regulated investment companies under the provisions of the Internal Revenue Code, allowing them to pay no federal income taxes.

Burnham Money Market Fund and Burnham U.S. Treasury Money Market Fund expect to declare income distributions daily and pay them monthly; Burnham Fund expects to declare and pay income distributions quarterly, and the remaining funds expect to declare and pay income distributions once a year. Except for the money market funds, which are not designed to generate capital gains, each fund expects to declare and pay distributions from net realized capital gains once a year.

[BEGIN SIDEBAR]
ABOUT THE INFORMATION
--------------------------------
            IN THIS SECTION

On these pages, you'll find some general background about Burnham Investors Trust as well as details about each fund.

The tables showing financial results are intended to give a picture of each fund's operations over the past six months as well as a "snapshot" of its assets and liabilities as of the report date.

The text and notes in this section provide context and further detail. These are an integral part of the financial statements: a reader won't be able to gain an accurate understanding of the financial information without reading the text and notes. Footnotes that are specific to a given fund appear on pages 41 and 42 of this report.
[END SIDEBAR]

14  FINANCIAL PAGES

ACCOUNTING POLICIES
--------------------------------------------------------------------------------

Below are brief descriptions of the accounting policies the funds have used in preparing the financial statements in this report. These policies are consistent with generally accepted accounting principles for U.S. mutual funds.

VALUING SECURITIES
The funds use these methods to value portfolio securities:

   STOCKS and other equities are valued at the last quoted sales price as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Any equities that didn't trade that day are valued at the last available bid price.

   BONDS and other debt securities (except for short-term securities) are valued according to prices obtained from independent pricing services. These services rely either on the latest bid and asked prices or on a matrix system that assigns values based on a number of factors, such as security prices, yields, maturities, and ratings.

   MONEY MARKET INSTRUMENTS and other temporary cash investments are valued differently depending on the fund. The Burnham Money Market Fund and the Burnham U.S. Treasury Money Market Fund value them at amortized cost by amortizing any discount or premium in a straight line from the present to the maturity date (the method most commonly used to value these types of securities). The remaining funds use this method for temporary cash investments whose maturity is less than 60 days. For temporary cash investments whose maturity is longer than 60 days, the remaining funds value them the same way bonds are valued.

   REPURCHASE AGREEMENTS, which each fund can use as long as the counterparties meet the trustees' credit standards, are recorded at cost. Any repurchase agreements must be fully collateralized by U.S. Government securities, which are held by a custodian bank until the agreements mature. These securities are monitored daily to ensure that their value (including interest) is at least 102% of the amount owed to a fund under the related repurchase agreement. In the event of counterparty default, a fund has the right to use the collateral to offset losses incurred. There is potential loss in the event a fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.

   OPTIONS may be written by the non-money market funds to manage exposure to certain changes in markets. When a fund enters into a written call option, it records the amount received as an asset and also records an equivalent amount as a liability. The fund subsequently marks-to-market the liability, to reflect the option's current value. The potential risk to the funds is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid second market for the contracts, or if the counterparty to the contract is unable to perform. When a call option expires or is offset, the fund records a gain or loss (separate from any unrealized gain or loss on the underlying security). When a counterparty exercises a call option that the fund wrote, the fund adds the proceeds from the delivery of the underlying security to the amount originally received and records the resulting gain or loss.

   Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and for written options.

Whenever a fund is unable to determine the value of a security through its normal methods, it uses fair-value methods that have been adopted by the Board of Trustees.

ACCOUNTING FOR PORTFOLIO TRANSACTIONS

The funds account for purchases and sales of portfolio securities as of each security's trade date. The funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The funds record interest income as it accrues. Amortization of all premiums and discounts relating to fixed income securities are calculated using the effective yield method.

DISTRIBUTIONS AND TAXES
The funds record distributions on the ex-dividend date.

On occasion, a fund may make reclassifications among some of its capital accounts. This could have the effect of changing the nature of certain distributions that have already been made, which could have tax implications for shareholders. The fund would only make reclassifications in order to comply with federal tax regulations.

AFFILIATED PARTIES
Certain trustees and officers of the trust may also be trustees, officers and/or employees of the adviser, administrator, or distributor. The trust paid only trustees not currently affiliated with the trust. None of the trusts' officers received any compensation from the trust.

EXPENSES
Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

USE OF MANAGEMENT ESTIMATES
Management has had to make certain estimates and assumptions in preparing its figures, so the actual figures for a fund's assets, liabilities, income, and other items may differ from what is shown here.

                                                              FINANCIAL PAGES 15

ABOUT THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements for the funds appear on the following pages. These statements cover the funds' activities over the report period and show where each fund stood as of the last day of the period (in this case, June 30, 2002). The financials appear on a fund-by-fund basis, with the funds in the same order as in the performance discussions earlier in this report.

PORTFOLIO HOLDINGS
Each fund provides a complete listing of the investments in its portfolio, as those investments were on the report date. Holdings are grouped by type. For those funds that invest in stocks, we show each portfolio company according to the industry in which it is grouped. The groupings that we use are based on those used by Standard & Poor's, with minor modifications. The percentage numbers that appear by the category headings show the percentage of a fund's net assets represented by that category of security.

Because securities change in value and the funds buy and sell investments, each fund's holdings are likely to have been different earlier in the report period, and they are also likely to have changed since the report date. However, they do give an accurate picture of the fund at a particular moment in time.

STATEMENT OF ASSETS AND LIABILITIES
Each fund's Statement of Assets and Liabilities is its balance sheet, showing where the fund stood as of the report date. We present each fund's total assets and its total liabilities; the former minus the latter is the fund's net assets.

STATEMENT OF OPERATIONS
The Statement of Operations shows what a fund earned over the course of the time period covered by the report, as well as what it spent. Each fund's Statement of Operations also totals up the fund's gains and losses on investments, counting those gains and losses that the fund may have realized and those that remain unrealized (that is, losses or gains that were only "on paper" as of the end of the report period).

STATEMENT OF CHANGES IN NET ASSETS
Two major factors determine the size of a mutual fund's assets: the performance of its investments, and how much money investors put in or take out. Each fund's Statement of Changes in Net Assets reflects both of these factors (along with other factors that affect asset size), showing the overall change in a fund's size from the beginning of the report period to the end.

FINANCIAL HIGHLIGHTS
These show, in summary form, each fund's performance for the past five years (or less, in the case of new funds). In semiannual reports, there are also figures for the six-month report period. The information in the first part of each Financial Highlights table reflects financial results for a single fund share. For each fund, the total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions and excluding all sales charges. The Financial Highlights tables in these reports are substantially the same as those appearing in the current prospectus for these funds.

   RISKS NOT REFLECTED IN BALANCE SHEETS
   -----------------------------------------------------------------------------

   EXCEPT FOR THE TWO MONEY MARKET FUNDS, THE FUNDS HAVE THE ABILITY TO USE VARIOUS TECHNIQUES AND SECURITIES THAT MAY AFFECT A FUND'S INVESTMENT RESULTS AND RISK PROFILE IN WAYS THAT ARE NOT REFLECTED ON ITS BALANCE SHEET. THESE INCLUDE BOTH WRITTEN AND PURCHASED OPTIONS. TO ACCURATELY ASSESS THE POTENTIAL IMPACT OF THESE INVESTMENTS ON THE FUND, IT'S NECESSARY TO CONSIDER NOT JUST THE FINANCIAL INSTRUMENTS THEMSELVES BUT ALL RELATED AND OFFSETTING POSITIONS THE FUND MAY HOLD.


16 FINANCIAL PAGES

BURNHAM FUND
--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS
  AS OF JUNE 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------

o INDICATES SECURITIES THAT DO          NUMBER          MARKET
  NOT PRODUCE INCOME.                 OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  77.35%
(PERCENTAGE OF NET ASSETS)

CONSUMER DISCRETIONARY  2.30%
HOME BUILDERS  0.42%
   Lennar Corp.8                        10,000          $612,000
                                                     ------------
RETAIL STORES  1.88%
   Wal-Mart Stores, Inc.                50,000         2,750,500
                                                     ------------
TOTAL CONSUMER DISCRETIONARY
(COST: $2,356,422)                                     3,362,500
                                                     ------------
CONSUMER STAPLES  8.44%
FOOD AND BEVERAGE PRODUCTS  6.09%
 o American Italian Pasta Co.           60,000         3,059,400
   PepsiCo Inc.                         75,000         3,615,000
   The Coca-Cola Co.                    40,000         2,240,000
                                                     ------------
                                                       8,914,400
                                                     ------------
FOOD-WHOLESALE  0.62%
   Fleming Companies Inc.10             50,000           907,500
                                                     ------------
PERSONAL CARE PRODUCTS  1.73%
   The Gillette Co.10                   75,000         2,540,250
                                                     ------------
TOTAL CONSUMER STAPLES (COST: $11,160,536)            12,362,150
                                                     ------------
ENERGY  10.49%
OIL AND GAS REFINING  10.49%
   BP p.l.c. - Sponsored ADR            60,000         3,029,400
   ChevronTexaco Corp.                  30,000         2,655,000
   Exxon Mobil Corp.                   200,000         8,184,000
   Valero Energy Corp.                  40,000         1,496,800
                                                     ------------
                                                      15,365,200
                                                     ------------
TOTAL ENERGY (COST: $8,245,719)                       15,365,200
                                                     ------------
FINANCIAL  21.65%
BANKS  4.60%
   Bank One Corp.                       25,000           962,000
   New York Community Bancorp, Inc.     30,000           813,000
   North Fork Bancorporation, Inc.      40,000         1,592,400
   The Bank of New York Co., Inc.      100,000         3,375,000
                                                     ------------
                                                       6,742,400
                                                     ------------
DIVERSIFIED FINANCIAL SERVICES  6.45%
   American Express Co.                100,000         3,632,000
   Citigroup Inc.                      150,000         5,812,500
                                                     ------------
                                                       9,444,500
                                                     ------------

                                       NUMBER          MARKET
                                      OF SHARES         VALUE
--------------------------------------------------------------------------------

INSURANCE  3.60%
 o MetLife, Inc.10                     125,000        $3,600,000
 o Prudential Financial, Inc.           50,000         1,668,000
                                                     ------------
                                                       5,268,000
                                                     ------------
REAL ESTATE INVESTMENT TRUSTS  7.00%
   Annaly Mortgage Management, Inc.     50,000           970,000
   Avalonbay Communities, Inc.          40,000         1,868,000
   Boston Properties, Inc.              40,000         1,598,000
   Equity Office Properties Trust       40,000         1,204,000
   Reckson Associates Realty Corp.      50,000         1,245,000
   Vornado Realty Trust                 50,000         2,310,000
   Weingarten Realty Investors          30,000         1,062,000
                                                     ------------
                                                      10,257,000
                                                     ------------
TOTAL FINANCIAL (COST: $21,087,664)                   31,711,900
                                                     ------------
HEALTH CARE  10.39%
HEALTH MAINTENANCE ORGANIZATIONS  2.22%
 o Oxford Health Plans, Inc.            70,000         3,252,200
                                                     ------------
MEDICAL PRODUCTS  2.68%
   Baxter International, Inc.           40,000         1,778,000
   Medtronic, Inc.10                    50,000         2,142,500
                                                     ------------
                                                       3,920,500
                                                     ------------
PHARMACEUTICALS  5.49%
   Johnson & Johnson10                  20,000         1,045,200
   Pfizer, Inc.                        200,000         7,000,000
                                                     ------------
                                                       8,045,200
                                                     ------------
TOTAL HEALTH CARE (COST: $10,092,021)                 15,217,900
                                                     ------------
INDUSTRIALS  5.44%
AEROSPACE AND DEFENSE  2.84%
   General Dynamics Corp.               20,000         2,127,000
   United Technologies Corp.            30,000         2,037,000
                                                     ------------
                                                       4,164,000
                                                     ------------
CONSTRUCTION AND MINING  1.00%
   Caterpillar Inc.10                   30,000         1,468,500
                                                     ------------
INDUSTRIAL CONGLOMERATES  1.60%
   Textron, Inc.                        50,000         2,345,000
                                                     ------------
TOTAL INDUSTRIALS (COST: $7,591,096)                   7,977,500
                                                     ------------
MATERIALS  1.19%
PAPER & FOREST PRODUCTS  1.19%
   International Paper Co.10            40,000         1,743,200
                                                     ------------
TOTAL MATERIALS (COST: $1,788,378)                     1,743,200
                                                     ------------


THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 41.

                                                                 BURNHAM FUND 17

BURNHAM FUND CONTINUED

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS CONTINUED
  AS OF JUNE 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------

                                       NUMBER OF
                                        SHARES           VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  CONTINUED

SERVICES  8.29%
AIR FREIGHT  0.73%
   FedEx Corp.                          20,000        $1,068,000
                                                     ------------
BROADCASTING AND CABLE TV  1.51%
 o Viacom Inc., Class B10               50,000         2,218,500
                                                     ------------
DATA PROCESSING  3.31%
   Automatic Data Processing, Inc.      60,000         2,613,000
   First Data Corp.                     60,000         2,232,000
                                                     ------------
                                                       4,845,000
                                                     ------------
TELECOMMUNICATIONS NETWORKS AND SERVICES  2.74%
   Verizon Communications Inc.         100,000         4,015,000
                                                     ------------
TOTAL SERVICES (COST: $11,777,739)                    12,146,500
                                                     ------------
TECHNOLOGY  8.02%
APPLICATION SOFTWARE  1.94%
 o Siebel Systems, Inc.                200,000         2,844,000
                                                     ------------
COMPUTER HARDWARE  0.71%
 o Dell Computer Corp.                  40,000         1,045,600
                                                     ------------
SEMICONDUCTORS  1.87%
   Intel Corp.                         150,000         2,740,500
                                                     ------------
SOFTWARE AND SERVICES  0.51%
   Electronic Data Systems Corp.10      20,000           743,000
                                                     ------------
SYSTEMS SOFTWARE  2.99%
 o Microsoft Corp.10                    80,000         4,376,000
                                                     ------------
TOTAL TECHNOLOGY (COST: $8,501,463)                   11,749,100
                                                     ------------
UNIT INVESTMENT TRUSTS  0.89%
UNIT INVESTMENT TRUSTS  0.89%
   Nasdaq-100 Index Tracking Stock      50,000         1,305,000
                                                     ------------
TOTAL UNIT INVESTMENT TRUSTS (COST: $2,007,300)        1,305,000
                                                     ------------
UTILITIES  0.25%
UTILITY-ELECTRIC POWER  0.25%
 o Mirant Corp.10                       50,000           365,000
                                                     ------------
TOTAL UTILITIES (COST: $455,095)                         365,000
                                                     ------------
TOTAL COMMON STOCKS (COST: $85,063,433)              113,305,950
                                                     ------------


                                    NUMBER OF SHARES/
                                       FACE VALUE       VALUE
--------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCK  3.84%
CONSUMER DISCRETIONARY  3.84%

AUTO MANUFACTURERS  3.84%
   Ford Motor Co. Capital Trust II,
   Pfd. conv.,
   6.50% 1/15/32                       100,000        $5,625,000
                                                     ------------
TOTAL CONSUMER DISCRETIONARY (COST: $5,418,147)        5,625,000
                                                     ------------
TOTAL CONVERTIBLE PREFERRED STOCK
(COST: $5,418,147)                                     5,625,000
                                                     ------------

CORPORATE CONVERTIBLE BONDS  1.40%

CONSUMER STAPLES  0.08%
FOOD AND BEVERAGE PRODUCTS  0.08%
   Performance Food Group Co.,
   sub. notes conv.
   5.50% 10/16/08                     $100,000           124,125
                                                     ------------
TOTAL CONSUMER STAPLES (COST: $100,000)                  124,125
                                                     ------------
TECHNOLOGY  0.72%
COMPUTER PRODUCTS AND SOFTWARE  0.72%
   Systems & Computer
   Technology, sub. deb. conv.
   5.00% 10/15/04                    1,150,000         1,049,375
                                                     ------------
TOTAL TECHNOLOGY (COST: $1,032,314)                    1,049,375
                                                     ------------
UTILITIES  0.60%
ELECTRIC  0.60%
   The AES Corp., Jr. sub. notes conv.10
   4.50% 8/15/05                     1,500,000           879,375
                                                     ------------
TOTAL UTILITIES (COST: $855,011)                         879,375
                                                     ------------
TOTAL CORPORATE CONVERTIBLE BONDS
(COST: $1,987,325)                                     2,052,875
                                                     ------------

CORPORATE BONDS  1.62%

SERVICES  1.62%
HOTELS  1.62%
   Marriott Corp., deb.
   9.38% 6/15/07                     1,265,000         1,305,986
   MGM Grand Inc., sr. sub. notes
   9.75% 6/01/07                     1,000,000         1,060,000
                                                     ------------
                                                       2,365,986
                                                     ------------
TOTAL SERVICES (COST: $2,260,635)                      2,365,986
                                                     ------------
TOTAL CORPORATE BONDS (COST: $2,260,635)               2,365,986
                                                     ------------

18  BURNHAM FUND

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 41.

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS CONTINUED
  AS OF JUNE 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------


                                      FACE
                                      VALUE           VALUE
--------------------------------------------------------------------------------

DISCOUNTED COMMERCIAL PAPER  15.81%

   ABN AMRO North America, Inc.
   1.67% 7/01/02                    $6,000,000        $6,000,000
   AIG Funding, Inc.
   1.87% 7/01/02                     5,000,000         5,000,000
   Mortgage Interest Networking
   Trust
   1.70% 7/05/02                     5,000,000         4,999,056
   San Paolo Imi US Financial Co.
   1.95% 7/01/02                     2,165,000         2,165,000
   Wells Fargo Financial, Inc.
   1.63% 7/03/02                     5,000,000         4,999,547
                                                     ------------
TOTAL DISCOUNTED COMMERCIAL PAPER
(COST: $23,163,603)                                   23,163,603
                                                     ------------

                                    NUMBER OF
                                    CONTRACTS
                                    ---------

CALL OPTIONS WRITTEN  (0.03)%

   Lennar Corp.
   @ 65 due Nov 02                       100            (45,000)
                                                     ------------


-----------------------------------------------------------------

 TOTAL INVESTMENTS  100.02%
 (COST $117,893,144)                                $146,513,414

 CALL OPTIONS WRITTEN  (0.03)%
 (PREMIUMS RECEIVED $44,599)                             (45,000)

 CASH AND OTHER ASSETS, LESS LIABILITIES  0.01%           20,686
                                                    ------------

 NET ASSETS  100.00%                                $146,489,100
                                                    ============
-----------------------------------------------------------------



   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
   -------------------------------------------------------------------------
   THE TAX COST OF THE FUND AT JUNE 30, 2002, BASED ON SECURITIES OWNED, WAS $117,893,144. THE UNREALIZED GROSS APPRECIATION/ (DEPRECIATION) FOR ALL SECURITIES IN THE FUND FOR THE PERIOD WAS $31,728,849 AND ($3,108,980), RESPECTIVELY.


ADR   AMERICAN DEPOSITORY RECEIPT

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 41.

                                                                 BURNHAM FUND 19

------------------------------------------------------------------
  STATEMENT OF ASSETS & LIABILITIES
  AS OF JUNE 30, 2002 -- UNAUDITED
------------------------------------------------------------------

------------------------------------------------------------------
ASSETS
   Investments, at market value
   (cost: $117,893,144)                              $146,513,414
   Cash held as collateral for securities on loan10    20,277,060
   Dividends and interest receivable                      250,725
   Receivable for capital stock sold                       68,468
   Receivable from investment advisor                         560
   Prepaid expenses                                         4,503
                                                     -------------
   Total assets                                       167,114,730
                                                     -------------
LIABILITIES
   Payable upon return of securities on loan10         20,277,060
   Payable for call options written
   (premiums received $44,599)                             45,000
   Bank overdraft                                          12,536
   Payable for capital stock redeemed                      92,537
   Payable for administration fees1                        18,282
   Payable for investment advisory fees2                   75,142
   Payable for distribution fees and service fees3         35,499
   Payable transfer agent fees                             39,417
   Accrued expenses and other payables                     30,157
                                                     -------------
   Total liabilities                                   20,625,630
                                                     -------------

NET ASSETS                                           $146,489,100
                                                     =============

ANALYSIS OF NET ASSETS
BY SOURCE:
   Capital paid in                                   $110,633,344
   Undistributed net investment income                    606,846
   Accumulated net realized gain on investments         6,629,041
   Net unrealized appreciation of investments
   and written options                                 28,619,869
                                                     -------------
                                                     $146,489,100
                                                     =============


BY SHARE CLASS:
                                                  CAPITAL SHARES
                 NET ASSETS          NAV4          OUTSTANDING9
-----------------------------------------------------------------
   Class A:      $140,026,458        $27.35          5,119,397
   Class B:        $6,462,642        $27.74            232,997


------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  FOR THE SIX MONTHS ENDED JUNE 30, 2002 - UNAUDITED
------------------------------------------------------------------

------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                           $1,290,134
   Interest                                               435,543
   Securities lending10                                     1,970
                                                     -------------
   Total income                                         1,727,647
                                                     -------------

EXPENSES
   Administration fees1                                   118,068
   Investment advisory fees2                              477,590
   Service fees (Class B)3                                  8,753
   Distribution fees (Class A)3                           190,243
   Distribution fees (Class B)3                            26,259
   Transfer agent fees                                    110,005
   Audit and Legal fees                                    35,046
   Reports to shareholders                                 33,720
   Trustees' fees and expenses                             32,315
   Custodian fees                                          14,419
   Registration fees and expenses                          15,990
   Fund accounting expenses                                23,879
   Miscellaneous expenses                                  24,615
                                                     -------------
   Total expenses before recovery                       1,110,902
   Plus net voluntary recovery by advisor5                  9,899
                                                     -------------
   Total expenses after recovery                        1,120,801
                                                     -------------

NET INVESTMENT INCOME                                    $606,846
                                                     -------------

NET REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND WRITTEN OPTIONS
REALIZED GAIN/(LOSS) FROM SECURITIES AND
WRITTEN OPTIONS TRANSACTIONS:6
   Proceeds from sales of securities                  $59,184,394
   Cost of securities sold                            (53,866,279)
                                                     -------------
   Total realized gain on investments                   5,318,115
   Realized loss from written options transactions6       (13,203)
                                                     -------------
   Net realized gain from securities transactions       5,304,912
                                                     -------------
UNREALIZED DEPRECIATION OF INVESTMENTS AND
WRITTEN OPTIONS TRANSACTIONS:
   Beginning of period                                 52,280,506
   End of period                                       28,619,869
                                                     -------------
   Unrealized depreciation of investments             (23,660,637)
                                                     -------------
   NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS AND WRITTEN OPTIONS TRANSACTIONS       (18,355,725)
                                                     -------------


NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                      $(17,748,879)
                                                     =============


20  BURNHAM FUND

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 41.

BURNHAM FUND CONTINUED

--------------------------------------------------------------------------------

  STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                              FOR THE SIX MONTHS  FOR THE YEAR ENDED
                              ENDED JUNE 30, 2002    DECEMBER 31,
                                  (UNAUDITED)            2001
--------------------------------------------------------------------------------

DECREASE IN NET ASSETS
FROM OPERATIONS:
   Net investment income              $606,846        $1,114,076
   Net realized gain from
   securities transactions           5,304,912         6,859,229
   Unrealized depreciation of
   investments                     (23,660,637)      (36,860,008)
                                  ------------      ------------
   Net decrease in net assets
   resulting from operations       (17,748,879)      (28,886,703)
                                  ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS7
FROM NET INVESTMENT INCOME:
   Class A shares                           --        (1,063,397)

FROM REALIZED GAINS FROM SECURITIES
AND WRITTEN OPTIONS TRANSACTIONS:
   Class A shares                           --       (11,997,722)
   Class B shares                           --          (558,341)
                                  ------------      ------------
                                            --       (12,556,063)
                                  ------------      ------------
   Total distributions
   to shareholders                          --       (13,619,460)
                                  ------------      ------------
CAPITAL SHARE TRANSACTIONS
(ALSO SEE DETAIL AT RIGHT)

   Net proceeds from sale
   of shares                        15,099,160        59,778,225
   Net asset value of shares
   issued to shareholders in
   reinvestment of dividends                --        11,933,659
                                  ------------      ------------
                                    15,099,160        71,711,884
   Cost of shares redeemed         (16,925,728)      (64,864,651)
                                  ------------      ------------
   Increase/(decrease) in net
   assets derived from capital
   share transactions               (1,826,568)        6,847,233
                                  ------------      ------------
   Decrease in net assets
   for the period                  (19,575,447)      (35,658,930)

NET ASSETS
   Beginning of period             166,064,547       201,723,477
                                  ------------      ------------
END OF PERIOD                     $146,489,100      $166,064,547
                                  ------------      ------------
UNDISTRIBUTED NET INVESTMENT
INCOME, END OF PERIOD                 $606,846                --
                                  ============      ============

--------------------------------------------------------------------------------
   DETAIL OF CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
                                       NUMBER
                                      OF SHARES          AMOUNT
--------------------------------------------------------------------------------
   Class A Shares
   SIX MONTHS ENDED 6/30/02 (UNAUDITED)
      Shares sold                      483,367       $14,441,391
      Shares issued for
      reinvestments                         --                --
      Shares redeemed                 (533,638)      (15,936,803)
                                  ------------      ------------
   NET DECREASE                        (50,271)      $(1,495,412)
                                  ============      ============
   YEAR ENDED 12/31/01
      Shares sold                    1,618,203       $54,793,580
      Shares issued for
      reinvestments                    358,512        11,537,226
      Shares redeemed               (1,834,289)      (61,808,353)
                                  ------------      ------------
   NET INCREASE                        142,426        $4,522,453
                                  ============      ============
   CLASS B SHARES
   SIX MONTHS ENDED 6/30/02 (UNAUDITED)
      Shares sold                       21,519          $657,769
      Shares issued for
      reinvestments                         --                --
      Shares redeemed                  (32,334)         (988,925)
                                  ------------      ------------
   NET DECREASE                        (10,815)        $(331,156)
                                  ============      ============
   YEAR ENDED 12/31/01
      Shares sold                      141,898        $4,984,645
      Shares issued for
      reinvestments                     12,098           396,433
      Shares redeemed                  (92,054)       (3,056,298)
                                  ------------      ------------
   NET INCREASE                         61,942        $2,324,780
                                  ============      ============
--------------------------------------------------------------------------------

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 41.

                                                                 BURNHAM FUND 21

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------


                                    FOR THE SIX
                                    MONTHS ENDED                FOR THE YEAR ENDED DECEMBER 31,
                                    JUNE 30, 2002     --------------------------------------------------
                                     (UNAUDITED)       2001       2000      1999       1998      1997
--------------------------------------------------------------------------------------------------------

 PER SHARE DATA                                                  CLASS A SHARES
 NET ASSET VALUE:
   Beginning of period ($)             30.65           38.70     41.71     34.31      30.04     25.65

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)         0.12            0.22      0.05      0.06       0.25      0.45
   Net gain/(loss) on securities
   and options (both
   realized and unrealized)            (3.42)          (5.67)     0.88     10.52       5.97      5.54
                                     -------------------------------------------------------------------
   Total from investment operations    (3.30)          (5.45)     0.93     10.58       6.22      5.99

 LESS DISTRIBUTIONS:
   Dividends
   (from net investment income)        --              (0.21)    (0.03)    (0.10)     (0.32)    (0.44)
   Distributions from capital gains
   (from securities and
   options transactions)               --              (2.39)    (3.91)    (3.08)     (1.63)    (1.16)
                                     -------------------------------------------------------------------
   Total distributions                 --              (2.60)    (3.94)    (3.18)     (1.95)    (1.60)
                                     -------------------------------------------------------------------
 NET ASSET VALUE: End of period ($)    27.35           30.65     38.70     41.71      34.31     30.04
                                     ===================================================================
 TOTAL RETURN (%)*                    (10.77)         (14.26)     2.07     32.71      22.08     24.74
                                     -------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period (in $000's)           140,026         158,459   194,565   193,092    156,736   136,443
                                     -------------------------------------------------------------------
 Ratio of total expenses
 after reimbursement/recovery to
 average net assets (%)5                1.38+           1.37      1.34      1.34       1.30      1.11
                                     -------------------------------------------------------------------
 Ratio of total expenses
 before reimbursement/recovery to
 average net assets (%)5                1.36+           1.23      1.39      1.44       1.32     --
                                     -------------------------------------------------------------------
 Ratio of net income/(loss) to
 average net assets (%)                 0.80+           0.64      0.12      0.12       0.80      1.61
                                     -------------------------------------------------------------------
 Portfolio turnover rate (%)            30.5            68.4      49.6      42.2       54.7      59.4
                                     -------------------------------------------------------------------

                                     FOR THE SIX
                                    MONTHS ENDED                 FOR THE YEAR ENDED DECEMBER 31,
                                    UNE 30, 2002     ----------------------------------------------
                                    (UNAUDITED)       2001      2000      1999      1998      1997
---------------------------------------------------------------------------------------------------

 PER SHARE DATA                                                 CLASS B SHARES
 NET ASSET VALUE:
   Beginning of period ($)             31.19         39.36      42.66     35.21     30.75     26.31

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)         0.01         (0.03)     (0.23)    (0.17)     0.03      0.13
   Net gain/(loss) on securities
   and options (both
   realized and unrealized)            (3.46)        (5.75)      0.84     10.70      6.12      5.75
                                    ---------------------------------------------------------------
   Total from investment operations    (3.45)        (5.78)      0.61     10.53      6.15      5.88

 LESS DISTRIBUTIONS:
   Dividends
   (from net investment income)         --            --         --        --       (0.06)    (0.28)
   Distributions from capital gains
   (from securities and
   options transactions)                --           (2.39)     (3.91)    (3.08)    (1.63)    (1.16)
                                    ---------------------------------------------------------------
   Total distributions                  --           (2.39)     (3.91)    (3.08)    (1.69)    (1.44)
                                    ---------------------------------------------------------------
 NET ASSET VALUE: End of period ($)    27.74         31.19      39.36     42.66     35.21     30.75
                                    ---------------------------------------------------------------
 TOTAL RETURN (%)*                    (11.06)       (14.88)      1.26     31.60     21.16     23.60
                                    ---------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period (in $000's)             6,463         7,605      7,158     5,101     2,408     1,612
                                    ---------------------------------------------------------------
 Ratio of total expenses
 after reimbursement/recovery to
 average net assets (%)5                2.13+         2.12       2.09      2.09      2.08      2.05
                                    ---------------------------------------------------------------
 Ratio of total expenses
 before reimbursement/recovery to
 average net assets (%)5                2.11+         1.98       2.14      2.20      2.18      --
                                    ---------------------------------------------------------------
 Ratio of net income/(loss) to
 average net assets (%)                 0.05+        (0.11)     (0.63)    (0.63)     0.03      0.66
                                    ---------------------------------------------------------------
 Portfolio turnover rate (%)            30.5          68.4       49.6      42.2      54.7      59.4
                                    ---------------------------------------------------------------

*    TOTAL RETURN IS NOT ANNUALIZED FOR THE PERIOD 1/01/02 TO 6/30/02. THE TOTAL RETURN ASSUMES
     DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES. TOTAL RETURN WOULD HAVE
     BEEN LOWER IN THE ABSENCE OF THE EXPENSE WAIVER.
+    ANNUALIZED.

22  BURNHAM FUND

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 41.

BURNHAM
         DOW 30SM FOCUSED FUND
--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS
  AS OF JUNE 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
                                       NUMBER OF
                                        SHARES           VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  106.57%
(PERCENTAGE OF NET ASSETS)

CONSUMER CYCLICALS  1.11%
AUTO PARTS AND EQUIPMENT  1.11%
   Goodyear Tire & Rubber Co.              500            $9,355
                                                     ------------
TOTAL CONSUMER CYCLICALS (COST: $21,592)                   9,355
                                                     ------------
CONSUMER DURABLES  1.26%
MANUFACTURING (SPECIALIZED)  1.26%
   Honeywell International, Inc.           300            10,569
                                                     ------------
TOTAL CONSUMER DURABLES (COST: $10,164)                   10,569
                                                     ------------
CONSUMER STAPLES  1.33%
FOOD AND BEVERAGE PRODUCTS  1.33%
   The Coca-Cola Co.                       200            11,200
                                                     ------------
TOTAL CONSUMER STAPLES (COST: $11,450)                    11,200
                                                     ------------
ENERGY  6.73%
OIL AND GAS REFINING  6.73%
   ChevronTexaco Corp.                     500            44,250
   Exxon Mobil Corp.                       300            12,276
                                                     ------------
                                                          56,526
                                                     ------------
TOTAL ENERGY (COST: $55,838)                              56,526
                                                     ------------
FINANCIAL  2.51%
DIVERSIFIED FINANCIAL SERVICES  2.51%
   American Express Co.                    300            10,896
   J.P. Morgan Chase & Co.                 300            10,176
                                                     ------------
                                                          21,072
                                                     ------------
TOTAL FINANCIAL (COST: $21,648)                           21,072
                                                     ------------
HEALTH CARE  1.81%
PHARMACEUTICALS  1.81%
   Merck & Co., Inc.                       300            15,192
                                                     ------------
TOTAL HEALTH CARE (COST: $17,658)                         15,192
                                                     ------------
INDUSTRIAL CYCLICALS  5.90%
CHEMICALS  3.30%
   The Dow Chemical Co.10                  805            27,676
                                                     ------------
PAPER AND PAPER PRODUCTS  1.56%
   International Paper Co.10               300            13,074
                                                     ------------
PHOTO EQUIPMENT AND SUPPLIES  1.04%
   Eastman Kodak Co.10                     300             8,751
                                                     ------------
TOTAL INDUSTRIAL CYCLICALS (COST: $57,539)                49,501
                                                     ------------

                                       NUMBER OF
                                        SHARES           VALUE
--------------------------------------------------------------------------------

RETAIL  3.23%
RETAIL  3.23%
   Sears, Roebuck & Co.                    500           $27,150
                                                     ------------
TOTAL RETAIL (COST: $13,811)                              27,150
                                                     ------------
SERVICES  1.77%
ENTERTAINMENT  0.68%
   The Walt Disney Co.                     300             5,670
                                                     ------------
TELECOMMUNICATION SERVICES  1.09%
   SBC Communications, Inc.                300             9,150
                                                     ------------
TOTAL SERVICES (COST: $19,044)                            14,820
                                                     ------------
TECHNOLOGY  2.15%
AEROSPACE  1.61%
   The Boeing Co.                          300            13,500
                                                     ------------
COMPUTER HARDWARE  0.54%
   Hewlett-Packard Co.                     300             4,584
                                                     ------------
TOTAL TECHNOLOGY (COST: $17,832)                          18,084
                                                     ------------
UNIT INVESTMENT TRUSTS  78.77%
UNIT INVESTMENT TRUSTS  78.77%
   DIAMONDSSM Trust Series 1             7,150           661,589
                                                     ------------
TOTAL UNIT INVESTMENT TRUSTS (COST: $744,423)            661,589
                                                     ------------
TOTAL COMMON STOCKS (COST: $990,999)                     895,058
                                                     ------------


-----------------------------------------------------------------
 TOTAL INVESTMENTS  106.57%
 (COST $990,999)                                        $895,058

 LIABILITIES, LESS CASH AND OTHER ASSETS  (6.57)%        (55,173)
                                                     ------------

 NET ASSETS  100.00%                                    $839,885
                                                     ============
-----------------------------------------------------------------


   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
   --------------------------------------------------------------
   THE TAX COST OF THE FUND AT JUNE 30, 2002, BASED ON SECURITIES OWNED, WAS $990,999. THE UNREALIZED GROSS APPRECIATION/ (DEPRECIATION) FOR ALL SECURITIES IN THE FUND FOR THE PERIOD WAS $17,401 AND ($113,342), RESPECTIVELY.

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 41.

                                                        DOW 30SM FOCUSED FUND 23

--------------------------------------------------------------------------------
  STATEMENT OF ASSETS & LIABILITIES
  AS OF JUNE 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
   Investments, at market value
   (cost: $990,999)                                      $895,058
   Cash held as collateral for securities on loan10        49,570
   Dividends and interest receivable                        2,069
   Receivable from investment advisor                       8,522
   Prepaid expenses                                         3,337
                                                     -------------
   Total assets                                           958,556
                                                     -------------
LIABILITIES
   Bank overdraft                                          26,309
   Payable for fund shares purchased                       28,259
   Payable upon return of securities on loan10             49,570
   Payable for transfer agency fees                         4,814
   Payable for administration fees2                           118
   Payable for fund accounting fees                         6,249
   Payable for investment advisory fees3                      446
   Payable for distribution fees and service fees4            186
   Accrued expenses and other payables                      2,720
                                                     -------------
   Total liabilities                                      118,671
                                                     -------------

NET ASSETS                                               $839,885
                                                     =============
ANALYSIS OF NET ASSETS
BY SOURCE:
   Capital paid in                                       $935,753
   Undistributed net investment income                      2,890
   Accumulated net realized loss on investments            (2,817)
   Net unrealized depreciation of investments             (95,941)
                                                     -------------
                                                         $839,885
                                                     =============

BY NUMBER OF SHARES:
                                                   CAPITAL SHARES
   NET ASSETS               NAV                     OUTSTANDING9
--------------------------------------------------------------------------------
   $839,885                  $8.62                    97,384

--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  FOR THE SIX MONTHS ENDED JUNE 30, 2002-- UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                               $8,672
   Securities lending10                                         4
                                                     -------------
   Total income                                             8,676
                                                     -------------
EXPENSES
   Administration fees2                                       727
   Investment advisory fees3                                2,907
   Distribution fees4                                       1,212
   Custodian fees                                           3,328
   Transfer agent fees                                     15,374
   Audit and Legal fees                                     4,493
   Trustees' fees and expenses                                199
   Registration fees and expenses                          10,781
   Reports to shareholders                                    199
   Insurance expenses                                          18
   Fund accounting expenses                                17,852
   Miscellaneous expenses                                     201
                                                     -------------
   Total expenses before reimbursement                     57,291
   Less net voluntary reimbursement by advisor5           (51,505)
                                                     -------------
   Total expenses after reimbursement                       5,786
                                                     -------------
NET INVESTMENT INCOME                                      $2,890
                                                     -------------

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS
REALIZED LOSS FROM SECURITIES TRANSACTIONS:6
   Proceeds from sales of securities                      $20,272
   Cost of securities sold                                (21,787)
                                                     -------------
   Net realized loss from securities
   transactions                                            (1,515)
                                                     -------------
UNREALIZED DEPRECIATION OF INVESTMENTS:
   Beginning of period                                    (44,218)
   End of period                                          (95,941)
                                                     -------------
   Unrealized depreciation of investments                 (51,723)
                                                     -------------
   Net realized and unrealized loss
   on investments                                         (53,238)
                                                     -------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                $(50,348)
                                                     =============

24  DOW 30SM FOCUSED FUND

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 41.

--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                               FOR THE SIX MONTHS  FOR THE YEAR ENDED
                               ENDED JUNE 30, 2002    DECEMBER 31,
                                   (UNAUDITED)            2001
--------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income                $2,890            $5,344
   Net realized loss from
   securities transactions              (1,515)               (3)
   Unrealized depreciation
   of investments                      (51,723)          (22,276)
                                  ------------      ------------
   Net decrease in
   net assets resulting
   from operations                     (50,348)          (16,935)
                                  ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS8
   From net investment
   income                                   --            (5,431)
                                  ------------      ------------
   Total distributions
   to shareholders                          --            (5,431)
                                  ------------      ------------
CAPITAL SHARE TRANSACTIONS
(ALSO SEE DETAIL AT RIGHT)

   Net proceeds from sale
   of shares                            64,529           847,709
   Net asset value of shares
   issued to shareholders in
   reinvestment of dividends                --             4,535
                                  ------------      ------------
                                        64,529           852,244
   Cost of shares redeemed            (293,637)         (172,499)
                                  ------------      ------------
   Increase/(decrease) in net
   assets derived from capital
   share transactions                 (229,108)          679,745
                                  ------------      ------------
   Increase/(decrease) in net
   assets for the period              (279,456)          657,379
NET ASSETS
   Beginning of period               1,119,341           461,962
                                  ------------      ------------
END OF PERIOD                         $839,885        $1,119,341
                                  ============      ============
UNDISTRIBUTED NET INVESTMENT
INCOME, END OF PERIOD                   $2,890                --
                                  ============      ============
--------------------------------------------------------------------------------

   DETAIL OF CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

                                       NUMBER
                                      OF SHARES          AMOUNT
--------------------------------------------------------------------------------

   CLASS A SHARES
   SIX MONTHS ENDED 6/30/02 (UNAUDITED)
      Shares sold                        6,716           $64,529
      Shares issued for
      reinvestments                         --                --
      Shares redeemed                  (32,269)         (293,637)
                                   -----------       -----------
   NET DECREASE                        (25,553)        $(229,108)
                                   ===========       ===========
   YEAR ENDED 12/31/01
      Shares sold                       92,225          $847,709
      Shares issued for reinvestments      492             4,535
      Shares redeemed                  (18,465)         (172,499)
                                   -----------       -----------
   NET INCREASE                         74,252          $679,745
                                   ===========       ===========
--------------------------------------------------------------------------------

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 41.

                                                        DOW 30SM FOCUSED FUND 25

BURNHAM DOW 30SM FOCUSED FUND CONTINUED

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------

                                             FOR THE SIX                                             FOR THE
                                             MONTHS ENDED     FOR THE YEAR ENDED DECEMBER 31,     PERIOD ENDED
                                            JUNE 30, 2002    --------------------------------      DECEMBER 31,
                                             (UNAUDITED)          2001            2000                1999*

 PER SHARE DATA
 NET ASSET VALUE:
   Beginning of period ($)                       9.10             9.49            10.27               10.00

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                         0.03             0.07+            0.06                0.05
   Net gain/(loss) on securities
   (both realized and unrealized)               (0.51)           (0.42)           (0.78)               0.27
                                           --------------------------------------------------------------------
   Total from investment operations             (0.48)           (0.35)           (0.72)               0.32

 LESS DISTRIBUTIONS:
   Dividends
   (from net investment income)                 --               (0.04)           (0.06)              (0.05)
   Distributions from capital gains
   (from securities transactions)               --                --               --                  --
                                           --------------------------------------------------------------------
   Total distributions                          --               (0.04)           (0.06)              (0.05)
                                           --------------------------------------------------------------------
 NET ASSET VALUE: End of period ($)              8.62             9.10             9.49               10.27
                                           --------------------------------------------------------------------
 TOTAL RETURN (%)**                             (5.27)           (3.65)           (7.01)               3.22
                                           --------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period (in $000's)                        840            1,119              462                 527
                                           --------------------------------------------------------------------
 Ratio of total expenses after
 reimbursement to average
 net assets (%)5                                 1.20++           1.20             1.20                1.20++
                                           --------------------------------------------------------------------
 Ratio of total expenses before
 reimbursement to
 average net assets (%)5                        11.84++          12.18            23.56               19.89++
                                           --------------------------------------------------------------------
 Ratio of net income to average
 net assets (%)                                  0.59++           0.79             0.60                0.67++
                                           --------------------------------------------------------------------
 Portfolio turnover rate (%)                      0.0              0.0              2.3                23.7
                                           --------------------------------------------------------------------

*    THE BURNHAM DOW 30SM FOCUSED FUND COMMENCED OPERATIONS ON MAY 3, 1999.
**   TOTAL RETURN IS NOT ANNUALIZED FOR THE PERIODS 1/01/02 - 6/30/02 AND 5/03/99 - 12/31/99. THE
     TOTAL RETURN ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF THE SALES
     CHARGES. TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF THE EXPENSE WAIVER.
+    PER SHARE NUMBERS HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD. ++ ANNUALIZED.


26  DOW 30SM FOCUSED FUND

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 41.

BURNHAM
         FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS
  AS OF JUNE 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------

o INDICATES SECURITIES THAT DO          NUMBER
  NOT PRODUCE INCOME.                 OF SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  103.44%
(PERCENTAGE OF NET ASSETS)

BANKS  24.63%
BANKS -- MAJOR REGIONAL  8.82%
   Charter One Financial, Inc.8,10      10,000          $343,800
   FleetBoston Financial Corp.8,10      50,000         1,617,500
   Sovereign Bancorp, Inc.8,10         125,000         1,868,750
   SunTrust Banks, Inc.                  5,000           338,600
                                                     ------------
                                                       4,168,650
                                                     ------------
BANKS -- REGIONAL  15.81%
   Alliance Financial Corp.             10,000           255,000
   Bay View Capital Corp.              125,000           801,250
   Community Central Bank Corp.         38,200           328,520
   First Commonwealth Financial Corp.   30,000           404,700
   First Community Bancorp              10,000           232,100
   GBC Bancorp                          35,000         1,013,250
 o Hawthorne Financial Corp.            15,000           486,150
   Hibernia Corp., Class A              10,000           197,900
   Independent Bank Corp.               17,500           400,575
   Interchange Financial Service Corp.  15,000           416,250
   Mayflower Co-operative Bank          25,000           372,250
   National Commerce Financial Corp.8    5,000           131,500
   Pacific Crest Capital, Inc.          40,000         1,120,000
   Patriot Bank Corp.                   25,000           350,750
 o Pinnacle Financial Partners, Inc.    20,000           234,800
   Southern Financial Bancorp, Inc.     12,600           402,696
 o VIB Corp.                            25,050           325,901
                                                     ------------
                                                       7,473,592
                                                     ------------
TOTAL BANKS (COST: $10,912,250)                       11,642,242
                                                     ------------

AUTO LOANS FINANCING  0.97%
 o Union Acceptance Corp.              110,000           457,600
                                                     ------------
CONSUMER FINANCE  2.17%
   American Home Mortgage
   Holdings, Inc.                       35,000           437,150
   Providian Financial Corp.8          100,000           588,000
                                                     ------------
                                                       1,025,150
                                                     ------------
DATA PROCESSING  1.00%
 o eFunds Corp.8                        50,000           474,450
                                                     ------------
DIVERSIFIED FINANCIAL SERVICES  3.37%
   Citigroup Inc.8                      30,000         1,162,500
   Morgan Stanley Dean Witter & Co.8    10,000           430,800
                                                     ------------
                                                       1,593,300
                                                     ------------

                                       NUMBER OF
                                        SHARES           VALUE
--------------------------------------------------------------------------------
INSURANCE  20.52%
   ACE Ltd.8                            50,000        $1,580,000
   AFLAC, Inc.8                         20,000           640,000
   Ceres Group, Inc.                   125,000           487,500
   John Hancock Financial
   Services, Inc.8                      20,000           704,000
   MetLife, Inc.8                       25,000           720,000
 o Principal Financial Group, Inc.8     70,000         2,170,000
 o Prudential Financial, Inc.8          70,000         2,335,200
 o The Phoenix Cos., Inc.8              25,000           458,750
 o UICI8                                30,000           606,000
                                                     ------------
                                                       9,701,450
                                                     ------------
INVESTMENT BANKING/BROKERAGE  7.97%
 o E*TRADE Group, Inc.8                 75,000           409,500
 o Empire Financial Holding Co.         71,500           286,000
 o Instinet Group, Inc.8                69,700           454,444
   Lehman Brothers Holdings Inc.8       10,000           625,200
   Merrill Lynch & Co., Inc.8           25,000         1,012,500
   The Bear Stearns Cos., Inc.8         10,000           612,000
   The Goldman Sachs Group, Inc.8,10     5,000           366,750
                                                     ------------
                                                       3,766,394
                                                     ------------
INVESTMENT MANAGEMENT  2.76%
   Franklin Resources, Inc.8            10,000           426,400
   Neuberger Berman Inc.8               15,000           549,000
   T. Rowe Price Group Inc.8            10,000           328,800
                                                     ------------
                                                       1,304,200
                                                     ------------
UNREGISTERED INVESTMENT COMPANY  0.53%
   Peregrine Holdings L.L.C.           250,000           250,000
                                                     ------------
TOTAL FINANCIAL (COST: $19,613,662)                   18,572,544
                                                     ------------
REAL ESTATE INVESTMENT TRUST  1.87%
REAL ESTATE INVESTMENT TRUST  1.87%
   American Mortgage Acceptance Co.     66,000           884,400
                                                     ------------
TOTAL REAL ESTATE INVESTMENT TRUST
(COST: $881,663)                                         884,400
                                                     ------------
SAVINGS AND LOAN COMPANIES  37.65%
SAVINGS AND LOAN COMPANIES --
MAJOR REGIONAL  1.83%
   Astoria Financial Corp.8             10,000           320,500
   Golden State Bancorp Inc.8           15,000           543,750
                                                     ------------
                                                         864,250
                                                     ------------

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 42.

                                                      FINANCIAL SERVICES FUND 27

BURNHAM FINANCIAL SERVICES FUND CONTINUED

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS CONTINUED
  AS OF JUNE 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------


                                       NUMBER OF
                                  SHARES/FACE VALUE     VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  CONTINUED

SAVINGS AND LOAN COMPANIES  CONTINUED
SAVINGS AND LOAN COMPANIES --
REGIONAL  35.82%
   Alliance Bancorp New England Inc.    50,000          $688,500
   Berkshire Hills Bancorp, Inc.        76,600         2,006,920
   BostonFed Bancorp Inc.               24,500           786,450
   Charter Financial Corp.              90,000         2,561,400
   Coastal Bancorp, Inc.                20,000           635,200
   Connecticut Bancshares, Inc.         70,000         2,324,000
   Finger Lakes Bancorp, Inc.          129,800         1,666,632
   First Niagara Financial Group, Inc.  11,000           305,360
   FirstFed American Bancorp, Inc.      27,100           644,980
   GreenPoint Financial Corp.8           5,000           245,500
   Hudson City Bancorp, Inc.8           26,000           517,400
   LSB Corp.                            30,000           412,500
   New York Community Bancorp, Inc.8    85,000         2,303,500
   Oregon Trail Financial Corp.         18,000           340,200
   Pamrapo Bancorp, Inc.                60,000           889,800
 o Security Financial Bancorp, Inc.     15,000           297,750
   Westfield Financial, Inc.            20,000           310,000
                                                     ------------
                                                      16,936,092
                                                     ------------
TOTAL SAVINGS AND LOAN COMPANIES
(COST: $15,667,455)                                   17,800,342
                                                     ------------
TOTAL COMMON STOCKS (COST: $47,075,030)               48,899,528
                                                     ------------

WARRANTS  0.00%

 o Dime Bancorp Incorporated
   Litigation Tracking Warrants       10,000               1,000
                                                     ------------
TOTAL WARRANTS (COST: $2,095)                              1,000
                                                     ------------

DISCOUNTED COMMERCIAL PAPER  3.33%

   AIG Funding, Inc.
   1.87% 7/01/02                  $1,575,000           1,575,000
                                                     ------------
TOTAL DISCOUNTED COMMERCIAL PAPER
(COST: $1,575,000)                                     1,575,000
                                                     ------------

                                      NUMBER OF
                                      CONTRACTS         VALUE
--------------------------------------------------------------------------------

CALL OPTIONS WRITTEN  (1.66)%

   ACE Ltd. Calls
   @ 35 due Aug 02                         150           $(7,500)
   @ 40 due Aug 02                          50              (250)
   @ 35 due Nov 02                         200           (34,000)
   @ 45 due Nov 02                         100              (500)
                                                     ------------
                                                         (42,250)
                                                     ------------
   AFLAC, Inc. Calls
   @ 30 due Aug 02                         100           (28,000)
   @ 35 due Nov 02                         100           (11,000)
                                                     ------------
                                                         (39,000)
                                                     ------------
   Astoria Financial Corp. Calls
   @ 30 due Jul 02                         100           (20,000)
                                                     ------------
   Charter One Financial, Inc. Calls
   @ 35 due Nov 02                         100           (15,500)
                                                     ------------
   Citigroup, Inc. Calls
   @ 47.5 due Sept 02                       50            (1,750)
   @ 50 due Dec 02                         100            (5,000)
                                                     ------------
                                                          (6,750)
                                                     ------------
   eFunds Corp. Calls
   @ 10 due Sept 02                        200           (17,000)
   @ 15 due Sept 02                        100              (500)
   @ 20 due Sept 02                        100              (500)
   @ 10 due Dec 02                         100           (13,000)
   @ 22.5 due Dec 02                       100              (500)
                                                     ------------
                                                         (31,500)
                                                     ------------
   E*TRADE Group, Inc. Calls
   @ 12.5 due Jul 02                       100              (500)
   @ 5 due Oct 02                          150           (16,500)
   @ 7.5 due Oct 02                        200            (8,000)
   @ 5 due Jan 03                          100           (14,000)
                                                     ------------
                                                         (39,000)
                                                     ------------
   FleetBoston Financial Corp. Calls
   @ 35 due Jul 02                         100            (1,500)
   @ 40 due Jul 02                         100              (500)
   @ 40 due Oct 02                         100            (2,000)
   @ 40 due Jan 03                          50            (3,000)
                                                     ------------
                                                          (7,000)
                                                     ------------

28  FINANCIAL SERVICES FUND

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 42.

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS CONTINUED
  AS OF JUNE 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
                                    NUMBER OF
                                    CONTRACTS         VALUE
--------------------------------------------------------------------------------

CALL OPTIONS WRITTEN  CONTINUED

   Franklin Resources, Inc. Calls
   @ 40 due Jul 02                          50          $(14,000)
   @ 45 due Jul 02                          50            (1,500)
                                                     ------------
                                                         (15,500)
                                                     ------------
   Golden State Bancorp Inc. Calls
   @ 30 Due Jul 02                         100           (60,000)
   @ 35 due Oct 02                          50           (12,000)
                                                     ------------
                                                         (72,000)
                                                     ------------
   Greenpoint Financial Corp. Calls
   @ 50 due Jul 02                          50            (3,250)
                                                     ------------
   Hudson City Bancorp, Inc. Calls
   @ 20 due Oct 02                         200           (25,000)
                                                     ------------
   Instinet Group, Inc. Calls
   @ 7.5 due Jul 02                        100              (500)
   @ 7.5 due Aug 02                        197            (5,910)
   @ 10 due Aug 02                         200            (2,000)
                                                     ------------
                                                          (8,410)
                                                     ------------
   John Hancock Financial Services Calls
   @ 35 due Sept 02                         50           (10,250)
   @ 40 due Sept 02                         50            (1,500)
                                                     ------------
                                                         (11,750)
                                                     ------------
   Lehman Brothers Holdings Inc. Calls
   @ 65 due Jul 02                          50            (6,000)
   @ 75 due Oct 02                          50            (6,250)
                                                     ------------
                                                         (12,250)
                                                     ------------
   Merrill Lynch & Co., Inc. Calls
   @ 65 due Jul 02                          50              (250)
   @ 47.5 due Oct 02                        50            (6,250)
   @ 50 due Oct 02                          50            (3,500)
   @ 60 due Oct 02                          50              (250)
                                                     ------------
                                                         (10,250)
                                                     ------------
   MetLife, Inc. Calls
   @ 35 due Dec 02                         100            (3,500)
                                                     ------------
   Morgan Stanley Dean Witter & Co. Calls
   @ 60 due Jul 02                          50              (250)
   @ 40 due Oct 02                          50           (28,500)
                                                     ------------
                                                         (28,750)
                                                     ------------

                                    NUMBER OF
                                    CONTRACTS         VALUE
--------------------------------------------------------------------------------

   National Commerce Financial Corp. Calls
   @ 27.5 due Jul 02                        50             $(750)
                                                     ------------
   Neuberger Berman Inc. Calls
   @ 45 due Jul 02                          50              (500)
   @ 40 due Oct 02                          50            (5,000)
   @ 50 due Oct 02                          50              (250)
                                                     ------------
                                                          (5,750)
                                                     ------------
   New York Community Bancorp, Inc. Calls
   @ 30 due Jul 02                         300            (1,500)
   @ 30 due Oct 02                         150            (8,250)
   @ 35 due Oct 02                         200            (1,000)
                                                     ------------
                                                         (10,750)
                                                     ------------
   Principal Financial Group, Inc. Calls
   @ 30 due Oct 02                         200           (44,000)
                                                     ------------
   Providian Financial Corp. Calls
   @ 7.5 due Sept 02                       100            (4,500)
   @ 10 due Sept 02                        100              (500)
   @ 10 due Dec 02                         100            (2,500)
   @ 7.5 due Dec 02                        100            (8,500)
   @ 5 due Jan 03                          300           (54,000)
                                                     ------------
                                                         (70,000)
                                                     ------------
   Prudential Financial, Inc. Calls
   @ 35 due Sept 02                        150           (18,000)
   @ 35 due Dec 02                         200           (36,000)
   @ 40 due Jan 03                         350           (21,000)
                                                     ------------
                                                         (75,000)
                                                     ------------
   Sovereign Bancorp, Inc. Calls
   @ 15 due Oct 02                         200           (17,000)
   @ 15 due Jul 02                         100            (3,500)
   @ 15 due Jan 03                         200           (24,000)
   @ 17.5 due Jan 03                       200            (6,000)
                                                     ------------
                                                         (50,500)
                                                     ------------
   T. Rowe Price Group Inc. Calls
   @ 35 due Oct 02                          50            (6,750)
   @ 40 due Oct 02                          50            (1,250)
                                                     ------------
                                                          (8,000)
                                                     ------------
   The Bear Stearns Cos., Inc. Calls
   @ 60 due Jul 02                          30            (7,200)
                                                     ------------


THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 42.

                                                      FINANCIAL SERVICES FUND 29

BURNHAM FINANCIAL SERVICES FUND CONTINUED

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS CONTINUED
  AS OF JUNE 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
                                     NUMBER OF
                                     CONTRACTS         VALUE
--------------------------------------------------------------------------------


CALL OPTIONS WRITTEN  CONTINUED

   The Goldman Sachs Group, Inc. Calls
   @ 95 due Jul 02                          30             $(300)
                                                     ------------
   The Phoenix Cos., Inc. Calls
   @ 17.5 due Jul 02                       200           (15,000)
                                                     ------------
   UICI Calls
   @ 15 due Aug 02                         100           (50,000)
   @ 17.50 due Aug 02                      150           (42,000)
   @ 20 due Feb 03                          50           (13,000)
                                                     ------------
                                                        (105,000)
                                                     ------------
TOTAL CALL OPTIONS WRITTEN
 (PREMIUMS RECEIVED: $953,130)                          (783,910)
                                                     ------------

--------------------------------------------------------------------------------

 TOTAL INVESTMENTS  106.77%
 (COST $48,652,125)                                  $50,475,528

 CALL OPTIONS WRITTEN  (1.66)%
 (PREMIUMS RECEIVED $953,130)                           (783,910)

 LIABILITIES, LESS CASH AND OTHER ASSETS  (5.11)%     (2,416,171)
                                                     ------------

 NET ASSETS  100.00%                                 $47,275,447
                                                     ============
--------------------------------------------------------------------------------



   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
   -------------------------------------------------
   THE TAX COST OF THE FUND AT JUNE 30, 2002, BASED ON SECURITIES OWNED, WAS $48,652,125. THE UNREALIZED GROSS APPRECIATION/ (DEPRECIATION) FOR ALL SECURITIES IN THE FUND FOR THE PERIOD WAS $4,608,022 AND ($2,615,399), RESPECTIVELY.


THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 42.

30  FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
  STATEMENT OF ASSETS & LIABILITIES
  AS OF JUNE 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
   Investments, at market value
   (cost: $48,652,125)                                $50,475,528
   Cash held as collateral for securities on loan10     1,533,000
   Dividends and interest receivable                       80,258
   Receivable for investments sold                      3,375,653
   Receivable from investment advisor                         487
   Receivable for capital stock sold                      344,559
   Prepaid expenses                                         4,987
                                                     -------------
   Total assets                                        55,814,472
                                                     -------------

LIABILITIES
   Payable for call options written6
   (premiums received $953,130)                           783,910
   Bank overdraft                                           4,345
   Payable upon return of securities on loan10          1,533,000
   Payable for fund shares purchased                    2,586,752
   Payable for investments purchased                    3,562,911
   Payable for fund accounting fees                         5,876
   Payable for administration fees1                         5,642
   Payable for investment advisory fees2                   28,160
   Payable for distribution fees and service fees3         12,701
   Accrued expenses and other payables                     15,728
                                                     -------------
   Total liabilities                                    8,539,025
                                                     -------------

NET ASSETS                                            $47,275,447
                                                     -------------


ANALYSIS OF NET ASSETS
BY SOURCE:
   Capital paid in                                    $41,625,334
   Undistributed net investment income                     62,560
   Accumulated net realized gain on investments         3,594,930
   Net unrealized appreciation of investments
   and written options                                  1,992,623
                                                     -------------
                                                      $47,275,447
                                                     -------------

BY SHARE CLASS:
                                                    CAPITAL SHARES
                  NET ASSETS          NAV4           OUTSTANDING9
--------------------------------------------------------------------------------

   Class A:       $41,655,719        $17.98             2,316,250
   Class B:        $5,619,728        $17.66               318,161


--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  FOR THE SIX MONTHS ENDED JUNE 30, 2002-- UNAUDITED
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                             $381,861
   Interest                                                 6,285
   Securities lending10                                       114
                                                     -------------
   Total income                                           388,260
                                                     -------------

EXPENSES
   Administration fees1                                    29,121
   Investment advisory fees2                              145,606
   Service fees (Class B)3                                  4,749
   Distribution fees (Class A)3                            43,787
   Distribution fees (Class B)3                            14,271
   Transfer agent fees                                     24,299
   Audit and Legal fees                                     7,973
   Reports to shareholders                                  4,463
   Trustees' fees and expenses                              6,720
   Custodian fees                                          16,254
   Registration fees and expenses                          19,225
   Fund accounting expenses                                17,852
   Prepaid expenses                                           530
   Miscellaneous expenses                                     230
                                                     -------------
   Total expenses before reimbursement                    335,080
   Less net voluntary reimbursement by advisor5            (9,380)
                                                     -------------
   Total expenses after reimbursement                     325,700
                                                     -------------
NET INVESTMENT INCOME                                     $62,560
                                                     -------------

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS AND WRITTEN OPTIONS
REALIZED GAIN FROM SECURITIES AND
WRITTEN OPTIONS TRANSACTIONS:6
   Proceeds from sales of securities                  $61,252,374
   Cost of securities sold                            (57,994,011)
                                                     -------------
   Total realized gain on investments                   3,258,363
   Realized gain from written
   options transactions6                                  478,305
                                                     -------------
   Net realized gain from securities transactions       3,736,668
                                                     -------------
INCREASE IN UNREALIZED APPRECIATION OF INVESTMENTS AND
WRITTEN OPTIONS TRANSACTIONS:
   Beginning of period                                  1,347,993
   End of period                                        1,992,623
                                                     -------------
   Unrealized appreciation of investments
   and written options transactions                       644,630
                                                     -------------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   AND WRITTEN OPTIONS TRANSACTIONS                     4,381,298
                                                     -------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                              $4,443,858
                                                     =============




THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 42.

                                                      FINANCIAL SERVICES FUND 31

BURNHAM FINANCIAL SERVICES FUND CONTINUED

--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                             FOR THE SIX MONTHS    FOR THE YEAR ENDED
                             ENDED JUNE 30, 2002      DECEMBER 31,
                                 (UNAUDITED)              2001
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS
FROM OPERATIONS:
   Net investment income               $62,560          $208,673
   Net realized gain from
   securities and options
   transactions                      3,736,668         2,335,144
   Unrealized appreciation of
   investments                         644,630            91,605
                                   -----------       -----------
   Net increase in net
   assets resulting
   from operations                   4,443,858         2,635,422
                                   -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS7
FROM NET INVESTMENT INCOME:
   Class A shares                           --          (196,130)
   Class B shares                           --           (12,543)
                                   -----------       -----------
                                            --          (208,673)
                                   -----------       -----------
FROM REALIZED GAINS FROM
SECURITIES TRANSACTIONS:
   Class A shares                           --        (2,601,667)
   Class B shares                           --          (293,991)
                                   -----------       -----------
                                            --        (2,895,658)
                                   -----------       -----------
   Total distribution
   to shareholders                          --        (3,104,331)
                                   -----------       -----------
CAPITAL SHARE TRANSACTIONS
(ALSO SEE DETAIL AT RIGHT)

   Net proceeds from sale
   of shares                        29,998,141        49,198,901
   Net asset value of shares
   issued to shareholders in
   reinvestment of dividends                --         3,002,818
                                   -----------       -----------
                                    29,998,141        52,201,719
   Cost of shares redeemed         (13,442,033)      (33,537,178)
                                   -----------       -----------
   Increase in net assets
   derived from capital
   share transactions               16,556,108        18,664,541
                                   -----------       -----------
   Increase in net assets for
   the period                       20,999,966        18,195,632

NET ASSETS
   Beginning of period              26,275,481         8,079,849
                                   -----------       -----------
END OF PERIOD                      $47,275,447       $26,275,481
                                   ===========       ===========
UNDISTRIBUTED NET INVESTMENT
INCOME, END OF PERIOD                  $62,560                --
                                   ===========       ===========


--------------------------------------------------------------------------------
   DETAIL OF CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

                                  NUMBER OF SHARES     AMOUNT
--------------------------------------------------------------------------------

   CLASS A SHARES
   SIX MONTHS ENDED 6/30/02 (UNAUDITED)
      Shares sold                    1,555,531       $26,813,638
      Shares issued for
      reinvestments                         --                --
      Shares redeemed                 (739,882)      (12,931,143)
                                   ------------     --------------
   NET INCREASE                        815,649       $13,882,495
                                   ============     ==============
   YEAR ENDED 12/31/01
      Shares sold                    2,659,872       $46,044,076
      Shares issued
      for reinvestments                180,127         2,722,143
      Shares redeemed               (1,911,289)      (32,701,168)
                                   ------------     --------------
   NET INCREASE                        928,710       $16,065,051
                                   ============     ==============
   CLASS B SHARES
   SIX MONTHS ENDED 6/30/02 (UNAUDITED)
      Shares sold                      183,832        $3,184,503
      Shares issued for
      reinvestments                         --                --
      Shares redeemed                  (30,239)         (510,890)
                                   ------------     --------------
   NET INCREASE                        153,593        $2,673,613
                                   ============     ==============
   YEAR ENDED 12/31/01
      Shares sold                      190,859        $3,154,825
      Shares issued
      for reinvestments                 18,890           280,675
      Shares redeemed                  (53,548)         (836,010)
                                   ------------     --------------
   NET INCREASE                        156,201        $2,599,490
                                   ============     ==============

--------------------------------------------------------------------------------


32  FINANCIAL SERVICES FUND

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 42.

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------


                                          FOR THE SIX           FOR THE YEAR            FOR THE
                                          MONTHS ENDED        ENDED DECEMBER 31,      PERIOD ENDED
                                          JUNE 30, 2002   -----------------------      DECEMBER 31,
                                           (UNAUDITED)        2001        2000            1999*
----------------------------------------------------------------------------------------------------
 PER SHARE DATA
 NET ASSET VALUE:                                              Class A Shares
                                           ---------------------------------------------------------
   Beginning of period ($)                     15.80          13.93       9.79            10.00

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                 0.04           0.18+++    0.06             0.02
   Net gain/(loss) on securities and
   options (both realized and unrealized)       2.14           3.79       4.99            (0.21)
                                           ---------------------------------------------------------
   Total from investment operations             2.18           3.97       5.05            (0.19)

 LESS DISTRIBUTIONS:
   Dividends
   (from net investment income)                --             (0.13)     (0.06)           (0.02)
   Distributions from capital gains
   (from securities and
   options transactions)                       --             (1.97)     (0.85)            --
                                           ---------------------------------------------------------
   Total distributions                         --             (2.10)     (0.91)           (0.02)
                                           ---------------------------------------------------------
 NET ASSET VALUE: End of period ($)            17.98          15.80      13.93             9.79
                                           =========================================================
 TOTAL RETURN (%)**                            13.80          29.28      52.78            (1.90)
                                           ---------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period (in $000's)                    41,656         23,710      7,964            2,983
                                           ---------------------------------------------------------
 Ratio of total expenses after
 reimbursement to average
 net assets (%)5                                1.60++         1.60       1.60             1.60++
                                           ---------------------------------------------------------
 Ratio of total expenses before
 reimbursement to average
 net assets (%)5                                1.64++         1.95       4.16             7.42++
                                           ---------------------------------------------------------
 Ratio of net income/(loss) to
 average net assets (%)                         0.39++         1.12       0.81             0.69++
                                           ---------------------------------------------------------
 Portfolio turnover rate (%)                   156.7          535.4      327.5             89.6
                                           ---------------------------------------------------------

                                          FOR THE SIX           FOR THE YEAR            FOR THE
                                          MONTHS ENDED        ENDED DECEMBER 31,      PERIOD ENDED
                                          JUNE 30, 2002   -----------------------      DECEMBER 31,
                                           (UNAUDITED)        2001        2000            1999*
----------------------------------------------------------------------------------------------------
 PER SHARE DATA
 NET ASSET VALUE:                                          Class B Shares
                                           ---------------------------------------------------------
   Beginning of period ($)                     15.59          13.82       9.75            10.00

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income/(loss)                (0.02)          0.06+++    0.01            (0.00)+
   Net gain/(loss) on securities and
   options (both realized and unrealized)       2.09           3.75       4.91            (0.25)
                                           ---------------------------------------------------------
   Total from investment operations             2.07           3.81       4.92            (0.25)

 LESS DISTRIBUTIONS:
   Dividends
   (from net investment income)                --             (0.07)      --               --
   Distributions from capital gains
   (from securities and
   options transactions)                       --             (1.97)     (0.85)            --
                                           ---------------------------------------------------------
   Total distributions                         --             (2.04)     (0.85)            --
                                           ---------------------------------------------------------
 NET ASSET VALUE: End of period ($)            17.66          15.59      13.82             9.75
                                           =========================================================
 TOTAL RETURN (%)**                            13.28          28.38      51.62            (2.50)
                                           ---------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period (in $000's)                     5,620          2,565        116               56
                                           ---------------------------------------------------------
 Ratio of total expenses after
 reimbursement to average
 net assets (%)5                                2.35++         2.34       2.35             2.35++
                                           ---------------------------------------------------------
 Ratio of total expenses before
 reimbursement to average
 net assets (%)5                                2.39++         2.70       4.91             8.17++
                                           ---------------------------------------------------------
 Ratio of net income/(loss) to
 average net assets (%)                        (0.36)++        0.37       0.06            (0.06)++
                                           ---------------------------------------------------------
 Portfolio turnover rate (%)                   156.7          535.4      327.5             89.6
                                           ---------------------------------------------------------

  *  THE BURNHAM FINANCIAL SERVICES FUND COMMENCED OPERATIONS ON JUNE 7, 1999.
 **  TOTAL RETURN IS NOT ANNUALIZED FOR THE PERIODS 1/01/02 - 6/30/02 AND 6/07/99 - 12/31/99. TOTAL
     RETURN ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES. TOTAL
     RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF THE EXPENSE WAIVER.
  +  LESS THAN ($0.01) PER SHARE.
 ++  ANNUALIZED.
+++  PER SHARE VALUES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 42.

                                                      FINANCIAL SERVICES FUND 33

BURNHAM
         MONEY MARKET FUND
--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS CONTINUED
  AS OF JUNE 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------


                                        FACE          AMORTIZED
                                        VALUE           COST
--------------------------------------------------------------------------------

SHORT-TERM INSTRUMENTS  99.84%

DISCOUNTED COMMERCIAL PAPER  17.71%
   Caterpillar Financial Services Corp.
   1.92% 9/03/02                    $2,000,000        $1,993,173
   General Electric Capital Corp.
   1.88% 12/10/02                    1,800,000         1,784,772
   Steamboat Funding Corp.
   1.79% 7/10/02                     1,800,000         1,799,194
   Verizon Network Funding Corp.
   2.28% 7/02/02                     1,000,000           999,937
                                                     ------------
TOTAL DISCOUNTED COMMERCIAL PAPER
 (COST: $6,577,076)                                    6,577,076
                                                     ------------
LETTER OF CREDIT COMMERCIAL PAPER  4.84%
   Louis Dreyfus Corp.
   (LOC: Dresdner Bank)
   1.79% 7/12/02                     1,800,000         1,799,016
                                                     ------------
TOTAL LETTER OF CREDIT COMMERCIAL PAPER
 (COST: $1,799,016)                                    1,799,016
                                                     ------------
MEDIUM TERM NOTE  5.39%
   Sigma Finance Corp.
   2.33% 11/20/02                    2,000,000         2,000,000
                                                     ------------
TOTAL MEDIUM TERM NOTE (COST: $2,000,000)              2,000,000
                                                     ------------
TAXABLE MUNICIPAL COMMERCIAL PAPER  7.00%
   Mississippi State, General Obligation
   Bonds, Major Economic Improvements,
   Series A
   2.85% 3/14/03                     2,000,000         2,000,000
   New York City, New York Industrial
   Development Authority Revenue,
   Series C (LOC: Bank of New York)*
   2.40% 5/01/08                       600,000           600,000
                                                     ------------
TOTAL TAXABLE MUNICIPAL COMMERCIAL PAPER
(COST: $2,600,000)                                     2,600,000
                                                     ------------


                                        FACE          AMORTIZED
                                        VALUE           COST
--------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES*  43.09%
   B&V Land Co., L.L.C.,
   (LOC: First Michigan)
   2.15% 9/01/27                      $950,000          $950,000
   Columbus, GA Development
   Authority Revenue
   (LOC: Bank of Nova Scotia)
   2.00% 12/01/19                    1,450,000         1,450,000
   FE, LLC
   (LOC: Bank One)
   1.95% 4/01/28                     1,800,000         1,800,000
   Gold Medal Products Co.,
   (LOC: Fifth Third Bank)
   2.05% 12/01/17                    1,500,000         1,500,000
   Illinois Development Finance
   Authority (Harbortown),
   (LOC: LaSalle National Bank)
   1.94% 12/01/20                    1,800,000         1,800,000
   JDV LLC,
   (LOC: Michigan National Bank)
   2.15% 7/01/27                       935,000           935,000
   Maximum Principal
   Amount Camcairn I,
   (LOC: Firstar Bank)
   1.98% 10/01/21                    2,000,000         2,000,000
   Maximum Principal Amount
   (Goson Project),
   (LOC: First Merit Bank)
   2.06% 8/01/23                     1,000,000         1,000,000
   Ordeal Properties, L.L.C.
   (LOC: Key Bank)
   2.00% 10/01/12                    1,800,000         1,800,000
   Shepherd Capital, L.L.C.,
   (LOC: First of America)
   1.99% 9/15/47                       985,000           985,000
   TBP Avon Lake L.L.C.,
   Project, (LOC: First Merit Bank)
   1.98% 11/02/20                      915,000           915,000
   The Wilmington Iron & Metal
   Co., (LOC: Bank One)
   2.00% 8/01/14                       870,000           870,000
                                                     ------------
TOTAL VARIABLE RATE DEMAND NOTES
 (COST: $16,005,000)                                  16,005,000
                                                     ------------


34  MONEY MARKET FUND

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 42.

BURNHAM MONEY MARKET FUND CONTINUED

--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS CONTINUED
  AS OF JUNE 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------

                                      FACE          AMORTIZED
                                      VALUE           COST
--------------------------------------------------------------------------------

YANKEE CERTIFICATE OF DEPOSIT  5.39%
   Harris Trust & Savings Bank
   2.00% 10/07/02                   $2,000,000        $2,000,000
                                                     ------------
TOTAL YANKEE CERTIFICATE OF DEPOSIT
(COST: $2,000,000)                                     2,000,000
                                                     ------------
REPURCHASE AGREEMENT 16.42%
 Salomon Smith Barney
 (collateralized by $6,222,000
 GNMA, 6.00% due 2/20/24,
 delivery value $6,100,981)
 1.93% due 7/01/02                   6,100,000         6,100,000
                                                     ------------
TOTAL REPURCHASE AGREEMENT
 (COST: $6,100,000)                                    6,100,000
                                                     ------------
TOTAL SHORT-TERM INSTRUMENTS
 (COST: $37,081,092)                                  37,081,092
                                                     ------------
--------------------------------------------------------------------------------

 TOTAL INVESTMENTS  99.84%
 (COST $37,081,092)                                  $37,081,092

 CASH AND OTHER ASSETS, LESS LIABILITIES  0.16%           57,854
                                                     ------------

 NET ASSETS  100.00%                                 $37,138,946
                                                     ============
--------------------------------------------------------------------------------


* THE INTEREST RATES DISCLOSED FOR VARIABLE DEMAND NOTES AND THE TAXABLE MUNICIPAL COMMERCIAL PAPER ARE THE CURRENT RATES IN EFFECT FOR JUNE 30, 2002.
--------------------------------------------------------------------------------
  STATEMENT OF ASSETS & LIABILITIES
  AS OF JUNE 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------

ASSETS
   Investments, at amortized cost
      Securities                                     $30,981,092
      Repurchase agreements                            6,100,000
                                                     ------------
   Total investments
   (cost: $37,081,092)                                37,081,092
   Cash in bank                                           22,596
   Interest receivable                                    91,120
   Receivable from investment advisor                      8,399
   Prepaid expenses                                        5,188
                                                     ------------
   Total assets                                       37,208,395

LIABILITIES
   Payable for dividends declared                         14,043
   Payable for administration fees1                        4,460
   Payable for investment advisory fees2                  13,601
   Payable for transfer agent fees                        15,741
   Payable for fund accounting fees                        5,910
   Payable for auditing fees                               6,310
   Payable for printing fees                               4,448
   Payable for registration fees                           2,767
   Accrued expenses and other payables                     2,169
                                                     ------------
   Total liabilities                                      69,449
                                                     ------------
NET ASSETS                                           $37,138,946
                                                     ============

ANALYSIS OF NET ASSETS
BY SOURCE:
   Capital paid in                                   $37,137,374
   Undistributed net investment income                       180
   Accumulated net realized gain on investments            1,392
                                                     ------------
                                                     $37,138,946
                                                     ============

BY NUMBER OF SHARES:
                                                    CAPITAL SHARES
   NET ASSETS               NAV                      OUTSTANDING4
--------------------------------------------------------------------------------
   $37,138,946               $1.00                    37,137,579


THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 42.

                                                            MONEY MARKET FUND 35

BURNHAM MONEY MARKET FUND CONTINUED

--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  FOR THE SIX MONTHS ENDED JUNE 30, 2002-- UNAUDITED
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest                                             $417,225
                                                     ------------
   Total income                                          417,225
                                                     ------------
EXPENSES
   Administration fees1                                   30,565
   Investment advisory fees2                              91,695
   Transfer agent fees                                    42,647
   Audit and Legal fees                                   12,103
   Trustees' fees and expenses                             7,191
   Custodian fees                                          8,339
   Registration fees and expenses                         13,517
   Insurance expenses                                      2,873
   Fund accounting expenses                               17,852
   Printing Fees                                          10,909
   Miscellaneous expenses                                  2,600
                                                     ------------
   Total expenses before reimbursement                   240,291
   Less net voluntary reimbursement
   by advisor3                                           (42,637)
                                                     ------------
   Total expenses after reimbursement                    197,654
                                                     ------------

NET INVESTMENT INCOME                                   $219,571
                                                     ------------
NET REALIZED GAIN ON INVESTMENTS
REALIZED GAIN FROM SECURITIES TRANSACTIONS:
   Proceeds from sales of securities                  $4,989,190
   Cost of securities sold                            (4,987,798)
                                                     ------------
   Net realized gain from securities transactions          1,392
                                                     ------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                               $220,963
                                                     ============

--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                             FOR THE SIX MONTHS  FOR THE YEAR ENDED
                             ENDED JUNE 30, 2002    DECEMBER 31,
                                 (UNAUDITED)            2001
--------------------------------------------------------------------------------
DECREASE IN NET ASSETS
FROM OPERATIONS:
   Net investment income              $219,571        $1,933,976
   Net realized gain from
   securities transactions               1,392                --
                                  -------------     -------------
   Net increase in net assets
   resulting from operations           220,963         1,933,976
                                  -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS5
   From net investment income         (219,571)       (1,933,976)
                                  -------------     -------------
   Total distributions
   to shareholders                    (219,571)       (1,933,976)
                                  -------------     -------------

CAPITAL SHARE TRANSACTIONS
(ALSO SEE DETAIL BELOW)

   Net proceeds from sale
   of shares                        22,241,447        80,661,226
   Net asset value of shares
   issued to shareholders in
   reinvestment of dividends           205,523         1,925,562
                                  -------------     -------------
                                    22,446,970        82,586,788
   Cost of shares redeemed         (38,058,705)      (82,987,762)
                                  -------------     -------------
   Decrease in net assets
   derived from capital share
   transactions                    (15,611,735)         (400,974)
                                  -------------     -------------
   Decrease in net assets
   for the period                  (15,610,343)         (400,974)

NET ASSETS
   Beginning of period              52,749,289        53,150,263
                                  -------------     -------------

END OF PERIOD                      $37,138,946       $52,749,289
                                  =============     =============

UNDISTRIBUTED NET INVESTMENT
INCOME, END OF PERIOD                     $180              $180
                                  =============     =============


--------------------------------------------------------------------------------
   DETAIL OF CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

                                     NUMBER
                                    OF SHARES          AMOUNT
--------------------------------------------------------------------------------
   CLASS A SHARES
   SIX MONTHS ENDED 6/30/02 (UNAUDITED)
      Shares sold                   22,241,447       $22,241,447
      Shares issued for
      reinvestments                    205,523           205,523
      Shares redeemed              (38,058,705)      (38,058,705)
                                  -------------     -------------
   NET DECREASE                    (15,611,735)     $(15,611,735)
                                  =============     =============
   YEAR ENDED 12/31/01
      Shares sold                   80,661,226       $80,661,226
      Shares issued for
      reinvestments                  1,925,562         1,925,562
      Shares redeemed              (82,987,762)      (82,987,762)
                                  -------------     -------------
   NET DECREASE                       (400,974)        $(400,974)
                                  =============     =============
--------------------------------------------------------------------------------

36  MONEY MARKET FUND

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 42.

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------

                                               FOR THE SIX                                              FOR THE
                                               MONTHS ENDED       FOR THE YEAR ENDED DECEMBER 31,     PERIOD ENDED
                                              JUNE 30, 2002      --------------------------------      DECEMBER 31,
                                               (UNAUDITED)              2001           2000               1999*
---------------------------------------------------------------------------------------------------------------------------
 PER SHARE DATA
 NET ASSET VALUE:
   Beginning of period ($)                        1.00                  1.00           1.00               1.00

 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                         0.005                 0.033          0.055              0.028
   Net realized gain on securities               0.000+               --              0.000+             0.000+
                                              -----------------------------------------------------------------------------
   Total from investment operations              0.005                 0.033          0.055              0.028

 LESS DISTRIBUTIONS:
   Dividends
   (from net investment income)                 (0.005)               (0.033)        (0.055)            (0.028)
   Distributions from capital gains
   (from short-term securities
   transactions)                                --                    --             --                 (0.000)+
                                              -----------------------------------------------------------------------------
   Total distributions                          (0.005)               (0.033)        (0.055)            (0.028)
                                              -----------------------------------------------------------------------------
 NET ASSET VALUE: End of period ($)               1.00                  1.00           1.00               1.00
                                              =============================================================================
 TOTAL RETURN (%)**                               0.54                  3.36           5.66               2.97
                                              -----------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period (in $000's)                      37,139                52,749         53,150             32,911
                                              -----------------------------------------------------------------------------
 Ratio of total expenses
 after reimbursement/recovery to
 average net assets (%)3                          0.97++                0.97           0.97               0.88++
                                              -----------------------------------------------------------------------------
 Ratio of total expenses
 before reimbursement/recovery to
 average net assets (%)3                          1.18++                0.94           1.12               1.14++
                                              -----------------------------------------------------------------------------
 Ratio of net income to average
 net assets (%)                                   1.08++                3.36           5.52               4.58++
                                              -----------------------------------------------------------------------------

*    THE BURNHAM MONEY MARKET FUND COMMENCED OPERATIONS ON MAY 3, 1999.
**   TOTAL RETURN IS NOT ANNUALIZED FOR THE PERIODS 1/01/02 - 6/30/02 AND 5/3/99 - 12/31/99. TOTAL
     RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF THE EXPENSE WAIVER.
+    LESS THAN $0.001 PER SHARE.
++   ANNUALIZED.

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 42.

                                                            MONEY MARKET FUND 37

BURNHAM
         U.S. TREASURY MONEY MARKET FUND


--------------------------------------------------------------------------------
  PORTFOLIO HOLDINGS
  AS OF JUNE 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------

                                      FACE           AMORTIZED
                                      VALUE            COST
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS  99.79%

U.S. TREASURY OBLIGATIONS  53.46%
   U.S. Treasury Bills
   1.58% 7/05/02                   $30,000,000       $29,994,750
   1.87% 9/05/026                    5,000,000         4,982,904
   1.96% 9/05/026                    5,000,000         4,982,033
   1.88% 10/24/02                    5,000,000         4,969,972
   U.S. Treasury Notes
   6.38% 8/15/02                     6,000,000         6,020,475
   6.00% 9/30/026                    5,000,000         5,041,867
   5.75% 10/31/02                    3,000,000         3,033,265
   5.63% 11/30/02                    7,000,000         7,103,718
   4.75% 1/31/036                    4,000,000         4,061,931
   5.50% 5/31/03                     3,000,000         3,081,683
                                                    -------------
TOTAL U.S. TREASURY OBLIGATIONS
 (COST: $73,272,598)                                  73,272,598
                                                    -------------
REPURCHASE AGREEMENT 46.33%
   Salomon Smith Barney
   (collateralized by $64,770,000
   GNMA, 6.00%, 5.50% and 6.00%
   due 12/20/29, 4/16/28 and 2/20/24
   delivery value $63,510,213)
   1.93% due 7/01/02                63,500,000        63,500,000
                                                    -------------
TOTAL REPURCHASE AGREEMENT
 (COST: $63,500,000)                                  63,500,000
                                                    -------------
TOTAL SHORT-TERM OBLIGATIONS
 (COST: $136,772,598)                                136,772,598
                                                    -------------

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS  99.79%
 (COST $136,772,598)                                $136,772,598

 CASH AND OTHER ASSETS, LESS LIABILITIES  0.21%          288,459
                                                    -------------

 NET ASSETS  100.00%                                $137,061,057
                                                    =============
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  STATEMENT OF ASSETS & LIABILITIES
  AS OF JUNE 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------

ASSETS
   Investments, at amortized cost
      Securities                                     $73,272,598
      Repurchase agreements                           63,500,000
                                                    -------------
   Total investments
   (cost: $136,772,598)                              136,772,598
   Cash held as collateral for securities on loan6    19,611,250
   Cash in bank                                           55,567
   Interest receivable                                   388,205
   Prepaid expenses                                        4,599
                                                    -------------
   Total assets                                      156,832,219
                                                    -------------
LIABILITIES
   Payable upon return of securities on loan6         19,611,250
   Payable for dividends declared                         49,789
   Payable for administration fees1                       16,976
   Payable for investment advisory fees2                  45,078
   Payable to investment advisor3                            365
   Payable for transfer agent fees                        22,696
   Payable for audit fees                                 10,325
   Payable for printing fees                               8,509
   Accrued expenses and other payables                     6,174
                                                    -------------
   Total liabilities                                  19,771,162
                                                    -------------
NET ASSETS                                          $137,061,057
                                                    =============


ANALYSIS OF NET ASSETS
BY SOURCE:
   Capital paid in                                  $137,060,807
   Undistributed net investment income                       250
                                                    -------------

                                                    $137,061,057
                                                    =============


BY NUMBER OF SHARES:
                                                    CAPITAL SHARES
   NET ASSETS               NAV                      OUTSTANDING4
--------------------------------------------------------------------------------
   $137,061,057              $1.00                  137,060,807


38  U.S. TREASURY MONEY MARKET FUND

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 42.

--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  FOR THE SIX MONTHS ENDED JUNE 30, 2002-- UNAUDITED
--------------------------------------------------------------------------------


INVESTMENT INCOME
   Interest                                           $1,421,278
   Securities lending6                                       429
                                                    -------------
   Total income                                        1,421,707
                                                    -------------
EXPENSES
   Administration fees1                                  104,307
   Investment advisory fees2                             278,154
   Transfer agent fees                                    78,780
   Audit and Legal fees                                   34,801
   Printing Fees                                          31,241
   Trustees' fees and expenses                            26,844
   Fund accounting expenses                               20,861
   Custodian fees                                         16,160
   Registration fees and expenses                         15,210
   Insurance expenses                                      5,434
   Miscellaneous expenses                                  8,114
                                                    -------------
   Total expenses before recovery                        619,906
   Plus net voluntary recovery by advisor3                 2,432
                                                    -------------
   Total expenses after recovery                         622,338
                                                    -------------

NET INVESTMENT INCOME                                   $799,369
                                                    -------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                               $799,369
                                                    =============

--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               FOR THE SIX MONTHS  FOR THE YEAR ENDED
                               ENDED JUNE 30, 2002    DECEMBER 31,
                                    (UNAUDITED)          2001
--------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income               $799,369        $4,547,907
                                  -------------    --------------
   Net increase in net assets
   resulting from operations            799,369         4,547,907
                                  -------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS5
   From net investment income          (799,369)       (4,547,907)
                                  -------------    --------------
   Total distributions
   to shareholders                     (799,369)       (4,547,907)
                                  -------------    --------------

CAPITAL SHARE TRANSACTIONS
(ALSO SEE DETAIL BELOW)

   Net proceeds from sale
   of shares                         63,069,126       127,193,567
   Net asset value of shares
   issued to shareholders in
   reinvestment of dividends            748,979         4,539,727
                                  -------------    --------------
                                     63,818,105       131,733,294
   Cost of shares redeemed          (66,775,976)     (125,560,308)
                                  -------------    --------------
   Increase/(decrease) in net
   assets derived from capital
   share transactions                (2,957,871)        6,172,986
                                  -------------    --------------
   Increase/(decrease) in net
   assets for the period             (2,957,871)        6,172,986

NET ASSETS
   Beginning of period              140,018,928       133,845,942
                                  -------------    --------------
END OF PERIOD                      $137,061,057      $140,018,928
                                  =============    ==============

UNDISTRIBUTED NET INVESTMENT
INCOME, END OF PERIOD                      $250              $250
                                  =============    ==============


   DETAIL OF CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

                                     NUMBER
                                    OF SHARES          AMOUNT
--------------------------------------------------------------------------------
   SIX MONTHS ENDED 06/30/02 (UNAUDITED)
      Shares sold                   63,069,126       $63,069,126
      Shares issued for
      reinvestments                    748,979           748,979
      Shares redeemed              (66,775,976)      (66,775,976)
                                  -------------     -------------
   NET DECREASE                     (2,957,871)      $(2,957,871)
                                  =============     =============
   YEAR ENDED 12/31/01
      Shares sold                  127,193,567      $127,193,567
      Shares issued for
      reinvestments                  4,539,727         4,539,727
      Shares redeemed             (125,560,308)     (125,560,308)
                                  -------------     -------------
   NET INCREASE                      6,172,986        $6,172,986
                                  =============     =============
--------------------------------------------------------------------------------

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 42.

                                              U.S. TREASURY MONEY MARKET FUND 39

BURNHAM U.S. TREASURY MONEY MARKET FUND CONTINUED


--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------

                                               FOR THE SIX                                              FOR THE
                                               MONTHS ENDED       FOR THE YEAR ENDED DECEMBER 31,     PERIOD ENDED
                                              JUNE 30, 2002      --------------------------------      DECEMBER 31,
                                               (UNAUDITED)              2001           2000               1999*
---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
 NET ASSET VALUE:
---------------------------------------------------------------------------------------------------------------------------
   Beginning of period ($)                        1.00                  1.00           1.00               1.00


 INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                         0.006                 0.032          0.053              0.010
                                           --------------------------------------------------------------------------------
   Total from investment operations              0.006                 0.032          0.053              0.010

 LESS DISTRIBUTIONS:
   Dividends
   (from net investment income)                 (0.006)               (0.032)        (0.053)            (0.010)
                                           --------------------------------------------------------------------------------
   Total distributions                          (0.006)               (0.032)        (0.053)            (0.010)
                                           --------------------------------------------------------------------------------
 NET ASSET VALUE: End of period ($)               1.00                  1.00           1.00               1.00
                                           ================================================================================
 TOTAL RETURN (%)**                               0.57                  3.28           5.57               1.01
                                           --------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period (in $000's)                     137,061               140,019        133,846             83,382
                                           --------------------------------------------------------------------------------
 Ratio of total expenses after
 reimbursement/recovery to
 average net assets (%)3                          0.89+                 0.87           0.86               0.75+
 Ratio of total expenses after
 reimbursement/recovery to
 average net assets (%)3                          0.89+                 0.83           0.88               0.86+
                                           --------------------------------------------------------------------------------
 Ratio of net income to average
 net assets (%)                                   1.15+                 3.19           5.39               4.66+
                                           --------------------------------------------------------------------------------

*    THE BURNHAM U.S. TREASURY MONEY MARKET FUND COMMENCED OPERATIONS ON OCTOBER 13, 1999.
**   TOTAL RETURN IS NOT ANNUALIZED FOR THE PERIODS 1/01/02 - 6/30/02 AND 10/13/99 - 12/31/99. TOTAL
     RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF THE EXPENSE WAIVER.
+    ANNUALIZED.

40  U.S. TREASURY MONEY MARKET FUND

THE NOTES ARE AN INTEGRAL PART OF THESE FINANCIALS. NOTES SPECIFIC TO THIS FUND ARE ON PAGE 42.

NOTES TO FINANCIAL STATEMENTS


BURNHAM FUND
--------------------------------------------------------------------------------

1 THE FUND PAYS THE ADMINISTRATOR 0.15% OF NET ASSETS UP TO $150 MILLION, 0.125% OF NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10% OF NET ASSETS ABOVE $300 MILLION (PERCENTAGES OF AVERAGE DAILY NET ASSETS).

2 THE FUND PAYS THE ADVISOR 0.60% OF ITS AVERAGE DAILY NET ASSETS A PERIOD, IN MONTHLY PAYMENTS.

3 THE FUND PAYS THE DISTRIBUTOR A DISTRIBUTION FEE OF 0.25% AND 0.75% OF AVERAGE NET ASSETS FOR CLASS A AND CLASS B SHARES, RESPECTIVELY. THE FUND ALSO PAYS A SERVICE FEE OF 0.25% FOR CLASS B SHARES. ALSO, DURING THE PERIOD, THE DISTRIBUTOR EARNED $125,050 IN BROKERAGE COMMISSIONS FROM HANDLING SECURITIES TRADES FOR THE FUND'S PORTFOLIO, AND $2,735 IN SALES COMMISSIONS FOR SELLING CLASS A SHARES. THE DISTRIBUTOR RECEIVED $23,166 IN CDSC PAYMENTS FROM CLASS B SHARES DURING THE PERIOD.

4 FOR CLASS A SHARES, THE OFFERING PRICE, WITH MAXIMUM 5% SALES CHARGE, WAS $28.79; THE REDEMPTION PRICE IS NAV. FOR CLASS B SHARES THE OFFERING PRICE IS NAV AND THE REDEMPTION PRICE VARIES WITH ANY CDSC CHARGED.

5 THE ADVISOR CURRENTLY INTENDS TO CONTINUE TO WAIVE AND/OR REIMBURSE CERTAIN EXPENSES TO THE EXTENT REQUIRED TO REDUCE EXPENSES TO 1.39% AND 2.14% OF THE AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO CLASS A AND CLASS B SHARES, RESPECTIVELY. THE ADVISOR CURRENTLY INTENDS TO WAIVE ITS FEES AND/OR REIMBURSE CERTAIN EXPENSES INDEFINITELY, BUT THIS IS A VOLUNTARY ACTION BY THE ADVISOR AND MAY BE DISCONTINUED AT ANY TIME ON 30 DAYS' NOTICE TO THE BOARD OF TRUSTEES. FOR THE PERIOD ENDED JUNE 30, 2002, THE ADVISOR RECEIVED NET RECOUPMENT OF $9,899 FOR EXPENSES THE ADVISOR HAD PREVIOUSLY REIMBURSED. THE FUND'S EXPENSES SUBJECT TO RECOUPMENT TOTAL $560. UNDER A PLAN APPROVED BY THE AUDIT COMMITTEE ON FEBRUARY 16, 2001, ANY REDUCTIONS OR REIMBURSEMENTS MADE TO THE FUND BY THE ADVISOR SINCE MAY 1, 1999 ARE SUBJECT TO RECOVERY WITHIN THE FOLLOWING THREE YEARS, PROVIDED THE FUND IS ABLE TO EFFECT SUCH REIMBURSEMENT AND REMAIN IN COMPLIANCE WITH APPLICABLE EXPENSE LIMITATIONS.

6 DURING THE PERIOD ENDED JUNE 30, 2002, THE FUND PAID $44,010,525 TO BUY LONG-TERM EQUITY AND DEBT SECURITIES. WRITTEN OPTION ACTIVITY FOR THE FUND WAS AS FOLLOWS:

   WRITTEN OPTIONS                    NUMBER OF CONTRACTS   PREMIUMS
   OUTSTANDING AT DECEMBER 31, 2001           --            $    --
   WRITTEN                                   800            169,295
   CLOSED                                   (600)           (90,097)
   EXERCISED                                (100)           (34,599)
                                           -----           --------
   OUTSTANDING AT JUNE 30, 2002              100            $44,599
                                           =====           ========

7 INCOME DISTRIBUTIONS AND CAPITAL GAIN DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS, WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES. THESE DIFFERENCES ARE PRIMARILY DUE TO DIFFERING TREATMENTS OF INCOME AND GAINS ON VARIOUS INVESTMENT SECURITIES HELD BY THE FUND, TIMING DIFFERENCES AND DIFFERING CHARACTERIZATION OF DISTRIBUTIONS MADE BY THE FUND.

8  SECURITY ON WHICH CALL OPTIONS WERE WRITTEN.

9 OFFICERS AND TRUSTEES OF THE FUND OWNED APPROXIMATELY 4% OF THE FUND'S SHARES OUTSTANDING AS OF JUNE 30, 2002.

10 THE FUND MAY LEND SECURITIES TO BROKERS, DEALERS, AND OTHER FINANCIAL
   ORGANIZATIONS TO EARN ADDITIONAL INCOME. EACH SECURITY LOAN IS COLLATERALIZED WITH SEGREGATED ASSETS HELD WITH THE CUSTODIAN IN AN AMOUNT EQUAL TO OR GREATER THAN THE CURRENT MARKET VALUE OF THE LOANED SECURITIES.

   AT JUNE 30, 2002, SECURITIES OR A PARTIAL POSITION OF THESE SECURITIES ARE OUT ON LOAN. THE FUND HAS A TOTAL OF $20,277,060 IN SEGREGATED ASSETS HELD WITH THE CUSTODIAN WHICH HAVE AN AGGREGATE MARKET VALUE OF $19,474,899, REPRESENTING 13.29% OF THE NET ASSETS OF THE FUND.



BURNHAM DOW 30SM FOCUSED FUND
--------------------------------------------------------------------------------

1 DIAMONDS ARE SHARES OF A PUBLICLY TRADED UNIT INVESTMENT TRUST THAT OWNS THE STOCKS OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) IN THE SAME PROPORTION AS REPRESENTED IN THE DJIA.

2 THE FUND PAYS THE ADMINISTRATOR 0.15% OF NET ASSETS UP TO $150 MILLION, 0.125% OF NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10% OF NET ASSETS ABOVE $300 MILLION (PERCENTAGES OF AVERAGE DAILY NET ASSETS).

3 THE FUND PAYS THE ADVISOR 0.60% OF ITS AVERAGE DAILY NET ASSETS A PERIOD, IN MONTHLY PAYMENTS.

4 THE FUND PAYS THE DISTRIBUTOR A DISTRIBUTION FEE OF 0.25% OF AVERAGE NET ASSETS. DURING THE PERIOD, THE DISTRIBUTOR EARNED $12 IN BROKERAGE COMMISSIONS FROM HANDLING SECURITIES TRADES FOR THE FUND'S PORTFOLIO.

5 THE ADVISOR CURRENTLY LIMITS THE FUND'S TOTAL EXPENSES TO 1.20% OF AVERAGE NET ASSETS. THIS LIMIT IS VOLUNTARY AND THE ADVISOR COULD CHANGE OR DISCONTINUE IT AT ANY TIME. UNDER A PLAN APPROVED BY THE AUDIT COMMITTEE ON FEBRUARY 16, 2001, ANY REDUCTIONS OR REIMBURSEMENTS MADE TO THE FUND BY THE ADVISOR SINCE MAY 1, 1999 ARE SUBJECT TO RECOVERY WITHIN THE FOLLOWING THREE YEARS, PROVIDED THE FUND IS ABLE TO EFFECT SUCH REIMBURSEMENT AND REMAIN IN COMPLIANCE WITH APPLICABLE EXPENSE LIMITATIONS. FOR THE PERIOD ENDED JUNE 30, 2002, THE ADVISOR'S NET REIMBURSEMENT TO THE FUND FOR EXPENSES IN EXCESS OF THE VOLUNTARY EXPENSE LIMITATION TOTALED $51,505. THE FUND EXPENSES SUBJECT TO RECOUPMENT TOTAL $292,978.

6  THE FUND DID NOT BUY ANY LONG-TERM EQUITY SECURITIES DURING THE PERIOD.

7 THE FUND RECEIVED $1,637 DURING THE PERIOD IN REDEMPTION FEES, FROM SHARES SOLD DURING THE PERIOD.

8 INCOME DISTRIBUTIONS AND CAPITAL GAIN DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS, WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES. THESE DIFFERENCES ARE PRIMARILY DUE TO DIFFERING TREATMENTS OF INCOME AND GAINS ON VARIOUS INVESTMENT SECURITIES HELD BY THE FUND, TIMING DIFFERENCES AND DIFFERING CHARACTERIZATION OF DISTRIBUTIONS MADE BY THE FUND. THERE IS NO SIGNIFICANT BOOK/TAX DIFFERENCE IN DISTRIBUTIONS AND COMPONENTS OF DISTRIBUTABLE EARNINGS.

9 OFFICERS AND TRUSTEES OF THE FUND OWNED APPROXIMATELY 29% OF THE FUND'S SHARES OUTSTANDING AS OF JUNE 30, 2002.

10 THE FUND MAY LEND SECURITIES TO BROKERS, DEALERS, AND OTHER FINANCIAL
   ORGANIZATIONS TO EARN ADDITIONAL INCOME. EACH SECURITY LOAN IS COLLATERALIZED WITH SEGREGATED ASSETS HELD WITH THE CUSTODIAN IN AN AMOUNT EQUAL TO OR GREATER THAN THE CURRENT MARKET VALUE OF THE LOANED SECURITIES.

   AT JUNE 30, 2002, SECURITIES OR A PARTIAL POSITION OF THESE SECURITIES ARE OUT ON LOAN. THE FUND HAS A TOTAL OF $49,570 IN SEGREGATED ASSETS HELD WITH THE CUSTODIAN WHICH HAVE AN AGGREGATE MARKET VALUE OF $49,501, REPRESENTING 5.89% OF THE NET ASSETS OF THE FUND.


   DOW JONES DISCLAIMER
--------------------------------------------------------------------------------

   THE DOW JONES INDUSTRIAL AVERAGE IS THE OLDEST CONTINUING STOCK MARKET AVERAGE IN THE WORLD. UNLIKE AN INDEX, THE DJIA IS WEIGHTED BY SHARE PRICE RATHER THAN MARKET CAPITALIZATION, SO STOCKS WITH HIGHER PRICES PER SHARE HAVE PROPORTIONALLY MORE EMPHASIS THAN STOCKS WITH LOWER PRICES PER SHARE. THE 30 COMPANIES IN THE DJIA ARE LEADERS IN THEIR RESPECTIVE INDUSTRIES AND THEIR STOCKS ARE WIDELY HELD.

   DOW JONES & COMPANY, INC. HAS NO CONNECTIONS WITH OR OBLIGATIONS TO THE ADVISOR OF THE FUND. DOW JONES DOES NOT MAKE ANY REPRESENTATIONS REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

   "DOW JONESSM," "DOW JONES INDUSTRIAL AVERAGESM," "DJIASM," "DOW 30SM" AND "DIAMONDSSM" ARE SERVICE MARKS OF DOW JONES AND COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO BURNHAM DOW 30SM FOCUSED FUND OR ITS DISTRIBUTOR, OTHER THAN LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS TO THE DISTRIBUTOR FOR USE IN CONNECTION WITH THE FUND.



NOTES TO FINANCIAL STATEMENTS 41

Notes to Financial Statements CONTINUED


BURNHAM FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------


1 THE FUND PAYS THE ADMINISTRATOR 0.15% OF NET ASSETS UP TO $150 MILLION, 0.125% OF NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10% OF NET ASSETS ABOVE $300 MILLION (PERCENTAGES OF AVERAGE DAILY NET ASSETS).

2 THE FUND PAYS THE ADVISOR 0.75% OF ITS AVERAGE DAILY NET ASSETS A PERIOD, IN MONTHLY PAYMENTS.

3 THE FUND PAYS THE DISTRIBUTOR A DISTRIBUTION FEE OF 0.25% AND 0.75% OF AVERAGE NET ASSETS FOR CLASS A AND CLASS B SHARES, RESPECTIVELY. THE FUND ALSO PAYS A SERVICE FEE OF 0.25% FOR CLASS B SHARES. ALSO, DURING THE PERIOD, THE DISTRIBUTOR EARNED $70,810 IN BROKERAGE COMMISSIONS FROM HANDLING SECURITIES TRADES FOR THE FUND'S PORTFOLIO, AND $10,570 IN SALES COMMISSIONS FOR SELLING CLASS A SHARES. THE DISTRIBUTOR RECEIVED $18,588 IN CDSC PAYMENTS FROM CLASS A AND CLASS B SHARES DURING THE PERIOD.

4 FOR CLASS A SHARES, THE OFFERING PRICE, WITH MAXIMUM 5% SALES CHARGE, WAS $18.93; THE REDEMPTION PRICE IS NAV. FOR CLASS B SHARES THE OFFERING PRICE IS NAV AND THE REDEMPTION PRICE VARIES WITH ANY CDSC CHARGED.

5 THE ADVISOR CURRENTLY LIMITS THE FUND'S TOTAL EXPENSES TO 1.60% AND 2.35% OF AVERAGE NET ASSETS FOR CLASS A AND CLASS B, RESPECTIVELY. THIS LIMIT IS VOLUNTARY AND THE ADVISOR COULD CHANGE OR DISCONTINUE IT AT ANY TIME. UNDER A PLAN APPROVED BY THE AUDIT COMMITTEE ON FEBRUARY 16, 2001, ANY REDUCTIONS OR REIMBURSEMENTS MADE TO THE FUND BY THE ADVISOR SINCE MAY 1, 1999 ARE SUBJECT TO RECOVERY WITHIN THE FOLLOWING THREE YEARS, PROVIDED THE FUND IS ABLE TO EFFECT SUCH REIMBURSEMENT AND REMAIN IN COMPLIANCE WITH APPLICABLE EXPENSE LIMITATIONS. FOR THE PERIOD ENDED JUNE 30, 2002, THE ADVISOR'S NET REIMBURSEMENT TO THE FUND FOR EXPENSES IN EXCESS OF THE VOLUNTARY EXPENSE LIMITATION TOTALED $9,380. THE FUND EXPENSES SUBJECT TO RECOUPMENT TOTAL $243,326.

6 DURING THE PERIOD ENDED JUNE 30, 2002, THE FUND PAID $79,905,086 TO BUY LONG-TERM EQUITY SECURITIES. WRITTEN OPTION ACTIVITY FOR THE FUND WAS AS
   FOLLOWS:

   WRITTEN OPTIONS                    NUMBER OF CONTRACTS   PREMIUMS
   OUTSTANDING AT DECEMBER 31, 2001        5,490            $755,692
   WRITTEN                                10,880           1,286,818
   EXPIRED                                (4,125)           (501,966)
   CLOSED                                 (1,000)           (159,659)
   EXERCISED                              (3,288)           (427,755)
                                           -----            --------
   OUTSTANDING AT JUNE 30, 2002            7,957            $953,130
                                           =====            ========

7 INCOME DISTRIBUTIONS AND CAPITAL GAIN DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS, WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES. THESE DIFFERENCES ARE PRIMARILY DUE TO DIFFERING TREATMENTS OF INCOME AND GAINS ON VARIOUS INVESTMENT SECURITIES HELD BY THE FUND, TIMING DIFFERENCES AND DIFFERING CHARACTERIZATION OF DISTRIBUTIONS MADE BY THE FUND.

8  SECURITIES ON WHICH CALL OPTIONS WERE WRITTEN.

9 OFFICERS AND TRUSTEES OF THE FUND OWNED APPROXIMATELY 3% OF THE FUND'S SHARES OUTSTANDING AS OF JUNE 30, 2002.

10 THE FUND MAY LEND SECURITIES TO BROKERS, DEALERS, AND OTHER FINANCIAL
   ORGANIZATIONS TO EARN ADDITIONAL INCOME. EACH SECURITY LOAN IS COLLATERALIZED WITH SEGREGATED ASSETS HELD WITH THE CUSTODIAN IN AN AMOUNT EQUAL TO OR GREATER THAN THE CURRENT MARKET VALUE OF THE LOANED SECURITIES.

   AT JUNE 30, 2002, SECURITIES OR A PARTIAL POSITION OF THESE SECURITIES ARE OUT ON LOAN. THE FUND HAS A TOTAL OF $1,533,000 IN SEGREGATED ASSETS HELD WITH THE CUSTODIAN WHICH HAVE AN AGGREGATE MARKET VALUE OF $1,511,216, REPRESENTING 3.20% OF THE TOTAL NET ASSETS OF THE FUND.

BURNHAM MONEY MARKET FUND
--------------------------------------------------------------------------------

1 THE FUND PAYS THE ADMINISTRATOR 0.15% OF NET ASSETS UP TO $150 MILLION, 0.125% OF NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10% OF NET ASSETS ABOVE $300 MILLION (PERCENTAGES OF AVERAGE DAILY NET ASSETS).

2 THE FUND PAYS THE ADVISOR 0.45% OF ITS AVERAGE DAILY NET ASSETS A PERIOD, IN MONTHLY PAYMENTS.

3 THE ADVISOR CURRENTLY LIMITS THE FUND'S TOTAL EXPENSES TO 0.97% OF AVERAGE NET ASSETS. THIS LIMIT IS VOLUNTARY AND THE ADVISOR COULD CHANGE OR DISCONTINUE IT AT ANY TIME. UNDER A PLAN APPROVED BY THE AUDIT COMMITTEE ON FEBRUARY 16, 2001, ANY REDUCTIONS OR REIMBURSEMENTS MADE TO THE FUND BY THE ADVISOR SINCE MAY 1, 1999 ARE SUBJECT TO RECOVERY WITHIN THE FOLLOWING THREE YEARS, PROVIDED THE FUND IS ABLE TO EFFECT SUCH REIMBURSEMENT AND REMAIN IN COMPLIANCE WITH APPLICABLE EXPENSE LIMITATIONS. FOR THE PERIOD ENDED JUNE 30, 2002, THE ADVISOR'S NET REIMBURSEMENT TO THE FUND FOR EXPENSES IN EXCESS OF THE VOLUNTARY EXPENSE LIMITATION TOTALED $42,637. THE FUND EXPENSES SUBJECT TO RECOUPMENT TOTAL $156,249.

4 SUBSTANTIALLY ALL OF THE ASSETS OF THE FUND ARE OWNED BY CUSTOMERS AT THE FUND'S DISTRIBUTOR AND AFFILIATES.

5 INCOME DISTRIBUTIONS AND CAPITAL GAIN DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS, WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES. THESE DIFFERENCES ARE PRIMARILY DUE TO DIFFERING TREATMENTS OF INCOME AND GAINS ON VARIOUS INVESTMENT SECURITIES HELD BY THE FUND, TIMING DIFFERENCES AND DIFFERING CHARACTERIZATION OF DISTRIBUTIONS MADE BY THE FUND. THERE IS NO SIGNIFICANT BOOK/TAX DIFFERENCE IN DISTRIBUTIONS AND COMPONENTS OF DISTRIBUTABLE EARNINGS.

6 THE FUND MAY LEND SECURITIES TO BROKERS, DEALERS, AND OTHER FINANCIAL ORGANIZATIONS TO EARN ADDITIONAL INCOME. EACH SECURITY LOAN IS COLLATERALIZED WITH SEGREGATED ASSETS HELD WITH THE CUSTODIAN IN AN AMOUNT EQUAL TO OR GREATER THAN THE CURRENT MARKET VALUE OF THE LOANED SECURITIES.

   AT JUNE 30, 2002, THE FUND DID NOT HAVE ANY SECURITIES OUT ON LOAN AND DID NOT HAVE ANY SEGREGATED ASSETS WITH THE CUSTODIAN.


BURNHAM U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

1 THE FUND PAYS THE ADMINISTRATOR 0.15% OF NET ASSETS UP TO $150 MILLION, 0.125% OF NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10% OF NET ASSETS ABOVE $300 MILLION (PERCENTAGES OF AVERAGE DAILY NET ASSETS).

2 THE FUND PAYS THE ADVISOR 0.40% OF ITS AVERAGE DAILY NET ASSETS A PERIOD, IN MONTHLY PAYMENTS.

3 FOR THE PERIOD ENDED JUNE 30, 2002, THE ADVISOR RECEIVED NET RECOUPMENT OF $2,432 FOR EXPENSES THE ADVISOR HAD PREVIOUSLY REIMBURSED. THE FUND EXPENSES SUBJECT TO RECOUPMENT TOTAL $11,119.

4 SUBSTANTIALLY ALL OF THE ASSETS OF THE FUND ARE OWNED BY CUSTOMERS AT THE FUND'S DISTRIBUTOR AND AFFILIATES.

5 INCOME DISTRIBUTIONS AND CAPITAL GAIN DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS, WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES. THESE DIFFERENCES ARE PRIMARILY DUE TO DIFFERING TREATMENTS OF INCOME AND GAINS ON VARIOUS INVESTMENT SECURITIES HELD BY THE FUND, TIMING DIFFERENCES AND DIFFERING CHARACTERIZATION OF DISTRIBUTIONS MADE BY THE FUND. THERE IS NO SIGNIFICANT BOOK/TAX DIFFERENCE IN DISTRIBUTIONS AND COMPONENTS OF DISTRIBUTABLE EARNINGS.

6 THE FUND MAY LEND SECURITIES TO BROKERS, DEALERS, AND OTHER FINANCIAL ORGANIZATIONS TO EARN ADDITIONAL INCOME. EACH SECURITY LOAN IS COLLATERALIZED WITH SEGREGATED ASSETS HELD WITH THE CUSTODIAN IN AN AMOUNT EQUAL TO OR GREATER THAN THE CURRENT MARKET VALUE OF THE LOANED SECURITIES.

   AT JUNE 30, 2002, SECURITIES OR A PARTIAL POSITION OF THESE SECURITIES ARE OUT ON LOAN. THE FUND HAS A TOTAL OF $19,611,250 IN SEGREGATED ASSETS HELD WITH THE CUSTODIAN WHICH HAVE AN AMORTIZED COST OF $19,068,735, REPRESENTING 13.91% OF THE TOTAL NET ASSETS OF THE FUND.


42  NOTES TO FINANCIAL STATEMENTS

MODERN PORTFOLIO THEORY STATISTICS TERMS
----------------------------------------


BETA
A measure of a fund's sensitivity to market movements, relative to the S&P 500. (By definition, the beta of the S&P 500 is 1.00.)


R2
Reflects the percentage of a fund's movements that are explained by movements in its benchmark index. An R2 of 100 means that all movements are explained by the benchmark.


ALPHA
Measures the difference between the fund's actual returns and its expected performance, given its level of risk.


STANDARD DEVIATION
A statistical measure of the range of a fund's performance. The greater the standard deviation, the greater the fund's volatility.


SHARPE RATIO
Risk-adjusted measure using standard deviation and excess return to determine reward per unit of risk. The higher the Sharpe Ratio, the better the fund's historical risk-adjusted performance.

This report was prepared for current shareholders of the Burnham Family of Funds, which are all part of Burnham Investors Trust. To be distributed to potential shareholders, it must be accompanied by a current prospectus.

Because this report gives data about the past, the funds' holdings and the managers' views may have changed since this report was prepared. None of the information in this report is intended as investment advice for individual investors, or as market predictions or securities recommendations, either explicit or implicit.


[GRAPHIC OMITTED]
BURNHAM LOGO ART


DISTRIBUTOR:
BURNHAM SECURITIES, INC.
1325 Avenue of the Americas, 26th Floor
New York, NY 10019

PHONE: 1-800-874-FUND (3863)
INTERNET: www.burnhamfunds.com
EMAIL: contact@burnhamfunds.com



THE BURNHAM FAMILY OF FUNDS aims to give investors the tools to build prudent investment portfolios. The family offers a variety of approaches to equity investing, as well as a choice of money market funds.



     Burnham U.S.     Burnham       Burnham Dow                Burnham
     Treasury Money   Money Market  30 Focused                 Financial
     Market Fund      Fund          Fund        Burnham Fund   Services Fund

---------+-------------+-------------+---------------+--------------+-----------
More                                                                       More
Conservative                                                         Aggressive



OFFICERS OF THE TRUST
-----------------------------------

JON M. BURNHAM
PRESIDENT AND CHIEF EXECUTIVE OFFICER

MICHAEL E. BARNA
EXECUTIVE VICE PRESIDENT, TREASURER, AND SECRETARY

DEBRA B. HYMAN
EXECUTIVE VICE PRESIDENT

FRANK A. PASSANTINO
FIRST VICE PRESIDENT AND ASSISTANT SECRETARY

RONALD M. GEFFEN
VICE PRESIDENT

LOUIS S. ROSENTHAL
VICE PRESIDENT



BOARD OF TRUSTEES
-----------------------------------

CHAIRMAN
Jon M. Burnham



TRUSTEES
Claire B. Benenson
Lawrence N. Brandt
Alvin P. Gutman
William W. Karatz
John C. McDonald
Donald B. Romans
Robert F. Shapiro
Robert M. Shavick
Robert S. Weinberg